Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.7%]
Alabama [2.6%]
Black Belt Energy Gas District, Ser A, RB
Callable 02/01/32 @ 100
5.250%, 05/01/56(A)	5,000	$5,161
Black Belt Energy Gas District, Ser E, RB
Callable 02/01/35 @ 100
5.000%, 12/01/55(A)	1,250	1,337
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,108
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,786
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	954
Southeast Energy Authority A Cooperative District, Ser E, RB
Callable 07/01/30 @ 100
5.000%, 10/01/30	3,000	3,223
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,006
Total Alabama		19,575
Arizona [2.4%]
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.875%, 03/01/55(B)	2,000	2,045
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.750%, 03/01/65(B)	3,000	3,027
Arizona State, Industrial Development Authority, RB
Callable 01/01/35 @ 100
5.125%, 01/01/59	375	347
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	298

Description	Face Amount (000)	Value (000)
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	$225	$172
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,360
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 02/02/26 @ 100
5.000%, 07/01/45(B)	3,300	3,194
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 02/02/26 @ 100
7.000%, 12/15/43	1,500	1,501
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,405
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	772
Total Arizona		18,121
Arkansas [0.6%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,530	4,397
California [5.9%]
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,803
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,468
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 02/02/26 @ 100
5.500%, 11/01/45(B)	4,000	4,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	$1,000	$986
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,155
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	1,275	14
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,094
California State, Public Finance Authority, RB
8.500%, 03/01/34(B)	1,000	965
California State, Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.200%, 06/01/44(B)	2,875	2,838
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	52
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 02/02/26 @ 100
6.000%, 10/01/49	1,120	1,112
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 02/02/26 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 02/02/26 @ 100
5.625%, 10/01/34	570	570
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,515
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	508

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 02/02/26 @ 100
5.250%, 12/01/44	$4,000	$4,012
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,111
City & County of San Francisco California Infrastructure & Revitalization Financing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,281
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,774
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,350
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	764
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	1,000	678
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,243
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/44	2,000	2,126
Total California		43,419
Colorado [11.6%]
9th Avenue Metropolitan District No. 2, GO
Callable 02/02/26 @ 101
5.000%, 12/01/48	1,000	986
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	3,115

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 02/02/26 @ 102
5.000%, 12/01/35	$729	$669
Broadway Station Metropolitan District No. 3, GO
Callable 02/02/26 @ 102
5.000%, 12/01/49	1,500	1,168
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 01/23/26 @ 101
5.375%, 12/01/48	1,775	1,754
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/15/54	1,000	998
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	431
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,145
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 02/02/26 @ 100
5.250%, 07/01/46(B)	1,930	1,912
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 02/02/26 @ 100
5.000%, 07/01/36(B)	1,415	1,416
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,752
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
3.000%, 11/15/51	5,500	3,980
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/32 @ 103
5.250%, 05/15/48	1,000	1,010
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,099

Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	$3,000	$2,270
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,768
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 02/02/26 @ 100
5.750%, 01/01/44	2,000	2,001
Constitution Heights Metropolitan District, GO
Callable 02/02/26 @ 103
5.000%, 12/01/49	1,245	1,178
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 01/23/26 @ 100
4.000%, 12/01/48	850	724
Eastern Hills Metropolitan District No. 10, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,067
Elora Metropolitan District, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,072
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	664
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,140
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 01/23/26 @ 103
5.875%, 12/01/50	1,195	1,210
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,892
Haymeadow Metropolitan District No. 1, Ser A, GO
Callable 03/01/30 @ 103
6.125%, 12/01/54	1,000	1,027
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 02/02/26 @ 101
4.375%, 12/01/47	250	229
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 02/02/26 @ 101
4.125%, 12/01/40	575	543

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Lafferty Canyon Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.625%, 12/01/55	$1,445	$1,454
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,386
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	861
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(D)	7,335	5,769
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	1,250	1,258
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	3,435	3,429
North Range Metropolitan District No. 3, Ser A, GO
Callable 01/23/26 @ 103
5.250%, 12/01/50	3,000	3,010
Parterre Metropolitan District No. 5, Ser A, GO
Callable 06/01/30 @ 103
6.125%, 12/01/55	1,500	1,572
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	920
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,991
Red Barn Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.500%, 12/01/55	1,800	1,809
Regional Transportation District, RB
4.000%, 07/15/40	500	487
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,773
Southglenn, Metropolitan District, GO
Callable 02/02/26 @ 100
5.000%, 12/01/46	1,551	1,473
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	506

Description	Face Amount (000)	Value (000)
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	$1,000	$1,036
Vermilion Creek Metropolitan District No. 3, GO
Callable 06/01/30 @ 103
5.875%, 12/01/55	3,425	3,503
Village at Dry Creek Metropolitan District No. 2, GO
Callable 02/02/26 @ 102
4.375%, 12/01/44	624	614
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	237
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 01/23/26 @ 102
5.375%, 12/01/48	1,263	1,248
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,368
Total Colorado		85,924
District of Columbia [0.7%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,035
Florida [7.8%]
Alachua County, Health Facilities Authority, RB
Callable 02/02/26 @ 100
6.375%, 11/15/49(C)	1,610	24
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,340
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,474
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	1,750	1,520
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,528
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,469

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	$1,915	$1,874
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	848
County of Miami-Dade Florida Aviation Revenue, Ser A, RB, AMT
Callable 10/01/29 @ 100
5.000%, 10/01/49	2,000	2,010
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	738
County of Okaloosa Florida, RB
Callable 05/15/32 @ 103
5.750%, 05/15/55(B)	1,000	1,013
East Nassau Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/45	3,205	3,325
Florida Local Government Finance Commission, RB
Callable 11/15/32 @ 103
6.750%, 11/15/55(B)	1,000	1,041
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.125%, 06/15/50(B)	2,600	2,676
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.000%, 06/15/45(B)	1,500	1,554
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47(B)	3,250	3,321
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	95
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	207
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	450	392
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	234

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	$2,970	$2,983
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,416
Florida State, Development Finance, RB, AMT
Callable 02/02/26 @ 102
5.000%, 05/01/29(B)	3,500	3,532
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 02/02/26 @ 100
6.125%, 06/15/44(B)	3,000	3,001
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 02/02/26 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/56	1,500	1,549
Lakewood Ranch Stewardship District, SPA
Callable 05/01/35 @ 100
5.800%, 05/01/45	1,000	1,038
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,070
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	535
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,837
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 02/02/26 @ 100
5.250%, 09/15/44	2,500	2,480
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 02/02/26 @ 100
5.750%, 09/15/35(B)	1,605	1,606
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	839

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	$2,390	$2,473
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	1,000	960
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	495	478
Village Community Development District No. 16, SPA
Callable 05/01/33 @ 100
5.125%, 05/01/56	1,000	999
Total Florida		58,591
Georgia [1.4%]
Atlanta Georgia Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/35	4,000	4,048
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47(C)	4,000	1,800
Main Street Natural Gas, Ser E, RB
Callable 09/01/32 @ 100
5.000%, 05/01/55(A)	5,000	5,333
Total Georgia		11,181
Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,134
Illinois [9.6%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	300	303
Bridgeview Village, Ser A, GO
Callable 02/02/26 @ 100
5.750%, 12/01/35	2,000	2,001
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,586
Chicago, O'Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,300

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	$5,000	$5,078
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,070
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,048
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,180	4,270
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	747
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	362
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	311
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	187
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	4,045
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,713
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,636
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,055	2,098
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,385
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	330	339
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	480	493

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	$1,605	$1,635
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	520	526
Illinois State, Finance Authority, Ser S, RB
Callable 01/23/26 @ 100
5.000%, 12/01/37	2,425	2,327
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,549
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 02/02/26 @ 100
5.600%, 01/01/56(B)	5,970	5,770
Morton Grove, Tax Increment Revenue, TA
Callable 02/02/26 @ 100
5.000%, 01/01/39	2,000	2,000
Morton Grove, Tax Increment Revenue, TA
Callable 02/02/26 @ 100
4.250%, 01/01/29	535	535
Schaumburg Cook & DuPage Counties Illinois, TA
Callable 10/24/30 @ 100
6.125%, 12/30/38(B)	3,000	3,018
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/02/26 @ 100
5.350%, 03/01/31	75	57
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,004
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,544
Village of Gilberts, RB
Callable 01/18/26 @ 100
5.000%, 11/15/34	1,293	1,285
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,285	4,296

Description	Face Amount (000)	Value (000)
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	$415	$412
Village of Lincolnwood Il, Ser B, RB
Callable 01/29/30 @ 100
5.750%, 12/01/43(B)	700	711
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	765
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
4.500%, 12/31/38	1,680	1,554
Total Illinois		71,960
Indiana [2.7%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,497
Indiana State, Finance Authority, RB
Callable 08/15/27 @ 100
5.000%, 08/15/51	5,000	5,032
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,957
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	5,060
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	625
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,286
Terre Haute, Westminster Village Project, RB
Callable 02/02/26 @ 100
6.000%, 08/01/39	2,355	1,920
Total Indiana		20,377
Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 02/02/26 @ 100
5.000%, 06/01/36	2,000	2,000
Kansas [1.0%]
Manhattan Kansas, Ser A, RB
Callable 06/01/32 @ 103
5.500%, 06/01/55	1,000	1,001

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Manhattan Kansas, Ser A, RB
Callable 06/01/32 @ 103
5.500%, 06/01/60	$1,275	$1,266
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,350
Wyandotte County, Kansas City Unified Government, RB
Callable 01/23/26 @ 100
5.750%, 09/01/32	4,080	3,921
Total Kansas		7,538
Kentucky [0.3%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,000	1,646
Kentucky State, Public Energy Authority, Ser B, RB
Callable 09/01/33 @ 100
5.000%, 12/01/33	1,000	1,037
Total Kentucky		2,683
Louisiana [–%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 02/02/26 @ 100
10.500%, 07/01/39(C)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (C)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 02/02/26 @ 100
8.375%, 07/01/39(C)	3,474	—
Total Louisiana		—
Maryland [3.2%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,004
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	800
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,579
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	780	778
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,163

Description	Face Amount (000)	Value (000)
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	$1,000	$993
Maryland State, Economic Development, RB
Callable 03/27/30 @ 105
5.000%, 07/01/48(A)(B)	1,000	1,047
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	821
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	732
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/35 @ 100
5.250%, 07/01/52	5,000	5,225
Prince George's County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,988
Prince George's County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,006
State of Maryland Department of Transportation, RB, AG, AMT
Callable 08/01/34 @ 100
5.250%, 08/01/49	3,000	3,151
Westminster, Luther Village Millers Grant Project, RB
Callable 02/02/26 @ 100
6.250%, 07/01/44	1,780	1,781
Westminster, Luther Village Millers Grant Project, RB
Callable 02/02/26 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 02/02/26 @ 100
6.000%, 07/01/34	1,115	1,116
Total Maryland		23,934
Massachusetts [1.1%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,848
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	724

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	$4,905	$4,727
Total Massachusetts		8,299
Michigan [1.6%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	641
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,484
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,301
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,219
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 02/02/26 @ 100
6.500%, 12/01/40	3,745	3,678
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/02/26 @ 100
5.875%, 12/01/30	1,360	1,360
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	816
Total Michigan		11,499
Minnesota [1.2%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 02/02/26 @ 102
4.750%, 11/01/35	3,000	2,914
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 02/02/26 @ 100
5.250%, 06/01/58	2,840	2,476
Minneapolis State, Riverton Community Housing Project, RB
Callable 02/02/26 @ 101
5.000%, 08/01/53	500	458
Minneapolis State, Riverton Community Housing Project, RB
Callable 02/02/26 @ 101
4.750%, 08/01/43	1,600	1,497

Description	Face Amount (000)	Value (000)
Minneapolis-St. Paul Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/42	$1,500	$1,607
Total Minnesota		8,952
Missouri [2.3%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 02/02/26 @ 100
4.000%, 03/01/42	985	845
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 02/02/26 @ 100
3.625%, 03/01/33	495	457
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 02/02/26 @ 100
3.000%, 03/01/26	85	85
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	1,000	1,000
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,530
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 01/23/26 @ 101
5.000%, 08/15/46	2,000	1,845
Lees Summit, Industrial Development Authority, RB
Callable 01/23/26 @ 103
5.000%, 08/15/42	2,500	2,436
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 02/02/26 @ 100
4.375%, 05/15/36	1,480	1,461
St. Louis, Industrial Development Authority, RB
Callable 02/02/26 @ 103
5.250%, 09/01/53	2,000	1,939

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	$3,250	$3,283
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,580	1,621
Total Missouri		17,502
Nevada [2.1%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	915	924
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
4.000%, 09/01/51	235	194
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
3.500%, 09/01/45	670	522
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	815	691
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	185	171
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	506
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	500
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	388
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 01/23/26 @ 100
5.000%, 12/01/35	795	795
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	670	594

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	$700	$709
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,045	737
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	935	739
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	264
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	700	680
Las Vegas, Special Improvement District No. 819, SPA
Callable 12/01/35 @ 100
5.500%, 06/01/55	850	863
Las Vegas, Special Improvement District No. 819, SPA
Callable 12/01/35 @ 100
5.250%, 06/01/45	325	328
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
6.250%, 12/15/37(B)	78	—
Nevada State, Department of Business & Industry, Ser A, RB
Callable 01/23/26 @ 100
5.000%, 12/15/38(B)	1,000	1,000
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 01/23/26 @ 100
5.000%, 12/15/35(B)	1,595	1,595
Reno Nevada, SPA
Callable 06/01/35 @ 100
5.250%, 06/01/54(B)	850	836

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	$12,000	$1,889
Total Nevada		14,925
New Hampshire [0.9%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 02/02/26 @ 103
5.750%, 07/01/54(B)	1,250	1,244
New Hampshire, Business Finance Authority, Ser A, RB
Callable 02/02/26 @ 103
5.625%, 07/01/46(B)	500	501
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 02/02/26 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,614
Total New Hampshire		6,359
New Jersey [2.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 02/02/26 @ 100
5.250%, 09/15/29	530	531
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	397
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,113
New Jersey State, Economic Development Authority, RB, AMT
Callable 02/02/26 @ 100
5.625%, 11/15/30	1,000	1,002
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,176
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,240
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	355	381

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	$645	$655
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(E)	1,410	1,495
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,554
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 01/28/26 @ 100
5.250%, 06/15/41	4,245	4,248
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,535
Total New Jersey		18,327
New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	501
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	501
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,701
Total New Mexico		2,703
New York [6.3%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,651
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,002
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,516

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	$1,000	$995
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	2,966
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,009
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/35 @ 100
5.000%, 03/15/47	5,000	5,204
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	934
New York State, Transportation Development, American Airlines, RB, AMT
Callable 01/23/26 @ 100
5.000%, 08/01/26	535	536
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,653
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,089
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	811
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,067

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	$1,235	$1,279
New York State, Transportation Development, RB, AMT
Callable 06/30/34 @ 100
6.000%, 06/30/55	4,250	4,488
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,078
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,086
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,772
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,015
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,488
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	5,996
Total New York		48,635
North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	203
North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,045

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (C)	$5,000	$—
Total North Dakota		1,045
Ohio [2.1%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,022
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,619
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	515
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,000	2,905
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/02/26 @ 100
5.000%, 02/15/48	250	240
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,558
Ohio State, Housing Finance Agency, RB
Callable 07/01/30 @ 105
6.375%, 01/01/45(B)	3,365	3,480
Total Ohio		15,339
Oklahoma [0.4%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47(C)	718	36
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	1,892
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	984
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	24

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	$1,664	$10
Total Oklahoma		2,946
Oregon [0.7%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 01/23/26 @ 102
5.375%, 11/15/55	875	854
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,135
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,539
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,801
Total Oregon		5,329
Pennsylvania [2.7%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/51	2,000	2,000
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,759
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,532
Berks County, Municipal Authority, RB
Callable 01/23/26 @ 100
5.000%, 06/30/39	4,778	4,300
Berks County, Municipal Authority, RB
Callable 01/23/26 @ 89
0.000%, 11/15/29(D)	2,387	1,647
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 02/02/26 @ 100
5.250%, 12/01/45	1,400	1,150

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	$500	$490
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	801
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	2,910	2,353
Franklin County, Industrial Development Authority, RB
Callable 02/02/26 @ 103
5.000%, 12/01/49	780	698
Franklin County, Industrial Development Authority, RB
Callable 02/02/26 @ 103
5.000%, 12/01/54	1,000	867
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	654
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,241
Total Pennsylvania		19,492
Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 01/18/26 @ 20
0.000%, 06/01/52(F)	21,270	2,988
South Carolina [0.9%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,000	877
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	335	333

Description	Face Amount (000)	Value (000)
South Carolina Jobs-Economic Development Authority, RB
Callable 05/01/34 @ 100
5.500%, 11/01/45	$4,750	$5,171
Total South Carolina		6,381
Tennessee [1.0%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 02/02/26 @ 102
4.000%, 11/01/45	5,000	4,264
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	2,795	2,839
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	305	308
Total Tennessee		7,411
Texas [8.5%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	909
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 02/02/26 @ 100
7.125%, 03/01/44	2,300	2,300
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 02/02/26 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	498
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,515
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	946
Horizon, Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	1,000	888
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,272

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	$2,530	$2,299
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	261
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,570
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 02/02/26 @ 101
5.000%, 07/01/36	3,410	3,420
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 02/02/26 @ 101
5.000%, 07/01/46	1,250	1,178
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36(C)	3,385	3,385
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37(C)	545	545
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,367
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A) (C)	14,742	6,339
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 10/01/32 @ 103
6.500%, 10/01/60	1,125	1,158
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 02/02/26 @ 100
5.000%, 08/15/40(B)	4,750	4,422
Newark, Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	1,000	970
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	6,014

Description	Face Amount (000)	Value (000)
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	$3,000	$3,012
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	238
Port of Beaumont Navigation District, RB, AMT
Callable 02/02/26 @ 101
2.875%, 01/01/41(B)	250	185
Port of Beaumont Navigation District, RB, AMT
Callable 02/02/26 @ 101
2.750%, 01/01/36(B)	1,000	825
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	4,950	—
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48(C)	5,720	4,519
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	3,280	2,591
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,887
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	642
Texas Water Development Board, Ser A, RB
Callable 10/15/34 @ 100
4.375%, 10/15/54	5,000	4,768
Total Texas		63,323
Utah [0.9%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,981
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	505

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	$750	$777
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	3,710	3,230
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	959	968
Total Utah		7,461
Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,292
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,100	2,136
Total Virginia		5,428
Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	408
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,462
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 02/02/26 @ 102
5.000%, 07/01/48(B)	1,650	1,509
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,612
Total Washington		7,991
West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,610	2,159
Wisconsin [6.5%]
Hartford, Public Finance Authority, RB
Callable 02/02/26 @ 100
5.000%, 09/01/38(B)	1,580	1,580
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.500%, 06/15/55	2,250	2,247

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	$100	$109
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,181
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,458
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,427
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	53
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	64
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,420
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,106
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	496
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,658
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	508
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,716
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,372
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	447
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,853
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 02/02/26 @ 100
5.250%, 12/01/49	4,000	3,542

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	$4,625	$4,629
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,259
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 02/02/26 @ 100
5.625%, 07/01/44	3,500	3,500
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 02/02/26 @ 100
5.375%, 07/01/34	1,845	1,846
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,002
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,576
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	747
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 02/02/26 @ 100
5.875%, 04/01/45	3,000	3,000
Total Wisconsin		47,796
Puerto Rico [3.7%]
Children's Trust Fund, RB
Callable 02/02/26 @ 100
5.625%, 05/15/43	2,000	2,024
Children's Trust Fund, Ser A, RB
Callable 02/02/26 @ 10
0.000%, 05/15/57(F)	25,000	1,183
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	5,685	3,716
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	4,975
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	826

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 02/02/26 @ 100
4.500%, 07/01/34	$10,005	$10,005
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,388
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	28
Total Puerto Rico		28,145
Total Municipal Bonds
(Cost $765,137)		737,507
Common Stock [0.0%]
[0.0%]
Nassau County, Industrial Development Agency	4,357,851	—
Total Common Stock
(Cost $–)		—
Short-Term Investment [0.3%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.640%**	2,504,837	2,505
Total Short-Term Investment
(Cost $2,505)		2,505
Total Investments [99.0%]
(Cost $767,642)		$740,012

Percentages are based on net assets of $747,277 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2025.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $226,007 (000), representing 30.2% of the net assets of the Fund.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)	Zero coupon security.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

Ser — Series SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

CNR-QH-002-320

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [51.9%]
Aerospace / Defense [0.5%]
AAR Escrow Issuer
6.750%, 03/15/29(A)		$98	$102
Czechoslovak Group
6.500%, 01/10/31(A)		1,930	1,983
TransDigm
6.750%, 08/15/28(A)		2,580	2,625
6.750%, 01/31/34(A)		125	130
TransDigm
6.375%, 03/01/29(A)		900	928
6.375%, 05/31/33(A)		125	128
TransDigm
6.875%, 12/15/30(A)		1,500	1,570
TransDigm
6.625%, 03/01/32(A)		975	1,015
TransDigm
6.250%, 01/31/34(A)		75	78
Total Aerospace / Defense			8,559
Agricultural [0.3%]
Kernel Holding
6.750%, 10/27/27		5,281	4,965
MHP Lux
6.250%, 09/19/29		665	563
Total Agricultural			5,528
Airlines [0.1%]
Allegiant Travel
7.250%, 08/15/27(A)		918	931
American Airlines
5.500%, 04/20/26(A)		351	351
Total Airlines			1,282
Airport Develop/Maint [0.4%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		1,990	2,089
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		2,030	2,086
TAV Havalimanlari Holding
8.500%, 12/07/28		3,045	3,178
Total Airport Develop/Maint			7,353
Apparel/Textiles [0.0%]
Under Armour
7.250%, 07/15/30(A)		535	536

Description	Face Amount (000)(1)		Value (000)
Auto Rent & Lease [0.1%]
Upbound Group
6.375%, 02/15/29(A)		$1,765	$1,743
Automotive [0.8%]
Adient Global Holdings
8.250%, 04/15/31(A)		300	316
Adient Global Holdings
7.500%, 02/15/33(A)		850	877
Clarios Global
6.750%, 02/15/30(A)		325	339
6.750%, 09/15/32(A)		1,500	1,557
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	822
Ford Motor Credit
4.271%, 01/09/27		1,200	1,194
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,808
Forvia
6.750%, 09/15/33(A)		575	593
Grupo Antolin Irausa
3.500%, 04/30/28	EUR	750	645
IHO Verwaltungs GmbH
8.000%, 11/15/32(A)		1,525	1,606
JB Poindexter
8.750%, 12/15/31(A)		600	628
ZF North America Capital
6.875%, 04/14/28(A)		200	204
ZF North America Capital
7.125%, 04/14/30(A)		200	202
Total Automotive			12,791
Autoparts [0.2%]
American Axle & Manufacturing
6.875%, 07/01/28		315	315
Metalsa Sapi De Cv
3.750%, 05/04/31		503	435
3.750%, 05/04/31(A)		2,955	2,559
Total Autoparts			3,309
Banks [4.6%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/74(A) (B)		8,545	8,989
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/74(A) (B)		5,350	5,076

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/74(B)		$1,320	$1,400
7.500%, H15T5Y + 3.767%, 03/12/74(A) (B)		1,950	2,068
Banco General
5.250%, H15T10Y + 3.665%, 11/07/74(B)		2,625	2,480
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,338
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/74(A) (B)		1,350	1,417
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		2,010	2,154
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		2,697	2,645
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		2,600	2,539
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/74(B)		3,030	3,159
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, H15T5Y + 2.650%, 01/18/33(B)		4,167	4,096
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	5,301
Freedom Mortgage
12.250%, 10/01/30(A)		533	591
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	150,620	765
Ipoteka-Bank ATIB
17.500%, 10/09/28	UZS	8,020,000	666
Ipoteka-Bank ATIB
6.450%, 10/09/30		4,070	4,073
Jscb Agrobank
9.250%, 10/02/29		470	506
9.250%, 10/02/29(A)		3,000	3,230

Description	Face Amount (000)(1)		Value (000)
OTP Bank Nyrt, MTN
7.300%, H15T5Y + 2.861%, 07/30/35(B)		$3,800	$3,992
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/74(C)(D)		3,615	—
TBC Bank JSC
10.250%, H15T5Y + 5.637%, 10/30/74(B)		1,325	1,412
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,369
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/27	UZS	7,100,000	627
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	631
9.250%, 10/16/28(A)		3,950	4,335
Total Banks			74,862
Broadcasting & Cable [0.5%]
Cable One
4.000%, 11/15/30(A)		2,105	1,623
Charter Communications Operating
6.650%, 02/01/34		765	808
Charter Communications Operating
6.484%, 10/23/45		2,323	2,188
CSC Holdings
11.250%, 05/15/28(A)		1,605	1,276
Directv Financing
8.875%, 02/01/30(A)		1,188	1,202
Discovery Communications
5.000%, 09/20/37		290	232
Grupo Televisa
5.250%, 05/24/49		1,510	1,005
Time Warner Cable
5.875%, 11/15/40		530	492
Total Broadcasting & Cable			8,826
Building & Construction [1.0%]
Ashton Woods USA
6.875%, 08/01/33(A)		1,165	1,166
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/32(A)		2,455	2,506
Dream Finders Homes
8.250%, 08/15/28(A)		1,698	1,747

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Forestar Group
5.000%, 03/01/28(A)		$628	$627
Knife River
7.750%, 05/01/31(A)		1,380	1,445
LGI Homes
8.750%, 12/15/28(A)		590	616
Limak Cimento Sanayi ve Ticaret
9.750%, 07/25/29		1,930	1,947
New Home
9.250%, 10/01/29(A)		1,709	1,784
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		590	593
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,665	1,781
Weekley Homes
6.750%, 01/15/34(A)		1,195	1,210
Winnebago Industries
6.250%, 07/15/28(A)		588	586
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127
Total Building & Construction			16,135
Building Materials [0.8%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	347
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	386
CP Atlas Buyer
9.750%, 07/15/30(A)		600	621
CP Atlas Buyer
12.750%, 01/15/31(A)		650	616
Masterbrand
7.000%, 07/15/32(A)		1,580	1,637
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)		475	487
MIWD Holdco II
5.500%, 02/01/30(A)		500	485
Patrick Industries
6.375%, 11/01/32(A)		750	770
Quikrete Holdings
6.375%, 03/01/32(A)		713	742
Quikrete Holdings
6.750%, 03/01/33(A)		1,089	1,137
QXO Building Products
6.750%, 04/30/32(A)		1,000	1,044
Standard Building Solutions
6.500%, 08/15/32(A)		475	489
Standard Building Solutions
6.250%, 08/01/33(A)		495	506

Description	Face Amount (000)(1)		Value (000)
Standard Industries
4.750%, 01/15/28(A)		$1,150	$1,146
TopBuild
5.625%, 01/31/34(A)		575	582
White Capital Supply Holdings
7.375%, 11/15/30(A)		1,570	1,626
Total Building Materials			12,621
Building-Heavy Construct [0.8%]
Arcosa
6.875%, 08/15/32(A)		775	817
ATP Tower Holdings
7.875%, 02/03/30(A)		3,700	3,809
HTA Group
7.500%, 06/04/29(A)		3,122	3,222
IHS Holding
8.250%, 11/29/31		1,970	2,056
IRB Infrastructure Developers
7.110%, 03/11/32		3,700	3,821
Total Building-Heavy Construct			13,725
Cable [0.0%]
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	449
Cable Satellite [1.2%]
CCO Holdings
5.125%, 05/01/27(A)		1,600	1,598
CCO Holdings
5.000%, 02/01/28(A)		1,200	1,190
CCO Holdings
5.375%, 06/01/29(A)		250	247
CCO Holdings
4.500%, 08/15/30(A)		550	518
4.500%, 05/01/32		150	135
CCO Holdings
4.250%, 02/01/31(A)		150	138
4.250%, 01/15/34(A)		900	765
CCO Holdings
7.375%, 03/01/31(A)		2,154	2,198
CCO Holdings
4.750%, 02/01/32(A)		200	183
CSC Holdings
4.125%, 12/01/30(A)		400	245
CSC Holdings
3.375%, 02/15/31(A)		400	242
CSC Holdings
4.500%, 11/15/31(A)		1,050	641
DIRECTV Holdings
5.875%, 08/15/27(A)		682	686

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sirius XM Radio
4.000%, 07/15/28(A)		$1,540	$1,506
Sirius XM Radio
5.500%, 07/01/29(A)		1,250	1,260
Sirius XM Radio
3.875%, 09/01/31(A)		350	322
Sunrise FinCo I BV
4.875%, 07/15/31(A)		1,275	1,215
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		1,200	1,192
Virgin Media Finance
5.000%, 07/15/30(A)		700	617
Virgin Media Secured Finance
5.500%, 05/15/29(A)		1,425	1,404
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	764
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		1,305	1,205
VZ Secured Financing BV
5.000%, 01/15/32(A)		400	363
Ziggo Bond BV
5.125%, 02/28/30(A)		425	379
Ziggo BV
4.875%, 01/15/30(A)		350	331
Total Cable Satellite			19,344
Chemicals [1.6%]
Ashland
3.375%, 09/01/31(A)		600	549
Axalta Coating Systems
4.750%, 06/15/27(A)		700	701
Celanese US Holdings
7.050%, 11/15/30		245	259
Celanese US Holdings
6.750%, 04/15/33		1,075	1,069
Celanese US Holdings
7.200%, 11/15/33		1,095	1,158
Celanese US Holdings
7.375%, 02/15/34		500	509
Element Solutions
3.875%, 09/01/28(A)		525	513
GC Treasury Center
6.500%, H15T5Y + 2.815%, 06/10/74(A) (B)		1,890	1,910
HB Fuller
4.250%, 10/15/28		775	767
Illuminate Buyer
9.000%, 07/01/28(A)		123	123
INEOS Finance
6.750%, 05/15/28(A)		1,240	1,098

Description	Face Amount (000)(1)		Value (000)
Inversion Escrow Issuer
6.750%, 08/01/32(A)		$925	$922
Mativ Holdings
8.000%, 10/01/29(A)		1,760	1,778
Maxam Prill Sarl
7.750%, 07/15/30(A)		975	1,009
OCP
7.500%, 05/02/54(A)		3,300	3,655
Olympus Water US Holding
6.250%, 10/01/29(A)		500	487
Olympus Water US Holding
7.250%, 06/15/31(A)		500	511
7.250%, 02/15/33(A)		500	502
Orbia Advance
7.500%, 05/13/35(A)		5,010	4,860
Orbia Advance
5.875%, 09/17/44		1,654	1,283
Qnity Electronics
5.750%, 08/15/32(A)		125	128
Qnity Electronics
6.250%, 08/15/33(A)		425	440
SNF Group
3.375%, 03/15/30(A)		275	257
Solstice Advanced Materials
5.625%, 09/30/33(A)		600	605
WR Grace Holdings
4.875%, 06/15/27(A)		281	280
WR Grace Holdings
5.625%, 08/15/29(A)		550	524
WR Grace Holdings
6.625%, 08/15/32(A)		250	253
Total Chemicals			26,150
Chemicals, Plastics and Rubber [0.1%]
INEOS Finance
7.250%, 03/31/31	EUR	750	759
Olympus Water US Holding
6.125%, 02/15/33	EUR	580	676
Total Chemicals, Plastics and Rubber			1,435
Coal Mining [0.2%]
Coronado Finance Pty
9.250%, 10/01/29(A)		1,637	1,517
Mongolian Mining
8.440%, 04/03/30		1,250	1,264
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Warrior Met Coal
7.875%, 12/01/28(A)	$1,097	$1,118
Total Coal Mining		3,901
Commercial Serv-Finance [0.1%]
Block
5.625%, 08/15/30(A)	114	116
ION Platform Finance US
7.875%, 09/30/32(A)	870	826
Total Commercial Serv-Finance		942
Commercial Services [0.0%]
Sabre Financial Borrower
11.125%, 06/15/29(A)	588	596
SD International Sukuk, MTN
6.300%, 05/09/22(C)	13,384	1
Total Commercial Services		597
Communication & Media [0.1%]
Globo Comunicacao e Participacoes S
5.500%, 01/14/32(A)	1,709	1,680
Computers-Memory Devices [0.1%]
Seagate Data Storage Technology Pte
8.250%, 12/15/29(A)	911	966
Construction Machinery [0.2%]
Herc Holdings
7.000%, 06/15/30(A)	450	473
Herc Holdings
7.250%, 06/15/33(A)	475	505
Terex
5.000%, 05/15/29(A)	805	802
United Rentals North America
4.875%, 01/15/28	600	600
United Rentals North America
5.375%, 11/15/33(A)	450	450
Total Construction Machinery		2,830
Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.000%, 06/01/29(A)	600	594
Allied Universal Holdco
6.875%, 06/15/30(A)	375	391
Allied Universal Holdco
7.875%, 02/15/31(A)	1,050	1,106

Description	Face Amount (000)(1)	Value (000)
Brink's
6.500%, 06/15/29(A)	$350	$362
Brink's
6.750%, 06/15/32(A)	350	365
Cars.com
6.375%, 11/01/28(A)	500	500
Garda World Security
6.000%, 06/01/29(A)	400	392
Garda World Security
8.250%, 08/01/32(A)	475	483
Garda World Security
8.375%, 11/15/32(A)	950	968
Go Daddy Operating
5.250%, 12/01/27(A)	725	727
Match Group
5.000%, 12/15/27(A)	1,000	1,000
Match Group
4.625%, 06/01/28(A)	250	248
Match Group Holdings II
6.125%, 09/15/33(A)	450	455
Total Consumer Cyclical Services		7,591
Consumer Products [0.5%]
Acushnet
5.625%, 12/01/33(A)	225	227
Beach Acquisition Bidco
10.000% PIK, 07/15/33(A)	1,375	1,518
Champ Acquisition
8.375%, 12/01/31(A)	1,207	1,304
Edgewell Personal Care
5.500%, 06/01/28(A)	725	726
Energizer Holdings
4.750%, 06/15/28(A)	200	199
Energizer Holdings
4.375%, 03/31/29(A)	850	812
Energizer Holdings
6.000%, 09/15/33(A)	850	815
Whirlpool
6.125%, 06/15/30	1,598	1,594
Whirlpool
6.500%, 06/15/33	650	630
Total Consumer Products		7,825
Containers & Packaging [0.0%]
Sealed Air
6.875%, 07/15/33(A)	605	637

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)		$1,105	$1,150
Distribution/Wholesale [0.1%]
Windsor Holdings III
8.500%, 06/15/30(A)		1,000	1,057
Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)		1,500	1,564
Enpro
6.125%, 06/01/33(A)		125	129
Gates
6.875%, 07/01/29(A)		400	415
WESCO Distribution
7.250%, 06/15/28(A)		800	812
WESCO Distribution
6.375%, 03/15/29(A)		100	103
6.375%, 03/15/33(A)		328	342
WESCO Distribution
6.625%, 03/15/32(A)		150	157
Total Diversified Manufacturing			3,522
E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)		1,581	1,460
Electric Utilities [0.9%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		1,540	1,612
Hawaiian Electric
6.000%, 10/01/33(A)		575	583
Lightning Power
7.250%, 08/15/32(A)		2,218	2,359
Mong Duong Finance Holdings BV
5.125%, 05/07/29		2,630	2,603
Saavi Energia Sarl
8.875%, 02/10/35(A)		1,920	2,082
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		3,596	3,706
Talen Energy Supply
6.250%, 02/01/34(A)		585	597
Talen Energy Supply
6.500%, 02/01/36(A)		585	605

Description	Face Amount (000)(1)		Value (000)
Vistra
8.000%, H15T5Y + 6.930%, 04/15/74(A) (B)		$1,130	$1,158
Total Electric Utilities			15,305
Electric-Distribution [0.1%]
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/30		2,100	1,815
Energy & Power [0.6%]
FS Luxembourg Sarl
8.875%, 02/12/31		4,580	4,780
8.875%, 02/12/31(A)		1,900	1,983
Greenko Wind Projects Mauritius
7.250%, 09/27/28(A)		2,960	2,991
MSU Energy
9.750%, 12/05/30		478	462
Total Energy & Power			10,216
Entertainment & Gaming [0.7%]
Melco Resorts Finance
5.750%, 07/21/28		2,100	2,097
Melco Resorts Finance
5.375%, 12/04/29		3,850	3,809
Station Casinos
6.625%, 03/15/32(A)		545	558
Studio City Finance
6.500%, 01/15/28		4,000	4,004
Voyager Parent
9.250%, 07/01/32(A)		546	579
Wynn Macau
5.625%, 08/26/28		900	898
Total Entertainment & Gaming			11,945
Environmental [0.0%]
Clean Harbors
5.750%, 10/15/33(A)		300	308
Finance [0.1%]
Encore Capital Group
4.250%, 06/01/28	GBP	500	645
Garfunkelux Holdco 3
9.500%, 11/01/28	EUR	948	167
Garfunkelux Holdco 4
10.500%, 05/01/30	EUR	201	1

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Iqera Group SAS
6.564%, EUR003M + 4.500%, 04/30/30(B)	EUR $	735	$390
Total Finance			1,203
Finance Companies [0.8%]
Boost Newco Borrower
7.500%, 01/15/31(A)		2,165	2,301
CrossCountry Intermediate HoldCo
6.500%, 10/01/30(A)		850	867
CrossCountry Intermediate HoldCo
6.750%, 12/01/32(A)		675	686
Navient
5.000%, 03/15/27		750	751
Rocket
6.125%, 08/01/30(A)		50	52
Rocket
6.375%, 08/01/33(A)		1,280	1,334
Rocket Mortgage
3.625%, 03/01/29(A)		350	338
Rocket Mortgage
3.875%, 03/01/31(A)		950	902
Rocket Mortgage
4.000%, 10/15/33(A)		1,165	1,083
United Wholesale Mortgage
5.500%, 04/15/29(A)		2,953	2,932
UWM Holdings
6.625%, 02/01/30(A)		1,550	1,570
Total Finance Companies			12,816
Financial Services [2.5%]
ASG Finance DAC
9.750%, 05/15/29(A)		6,040	5,356
Bread Financial Holdings
6.750%, 05/15/31(A)		585	606
Burford Capital Global Finance
7.500%, 07/15/33(A)		620	596
CSN Inova Ventures
6.750%, 01/28/28(A)		3,748	3,470
Enact Holdings
6.250%, 05/28/29		2,185	2,289
Encore Capital Group
9.250%, 04/01/29(A)		2,135	2,247
Enova International
11.250%, 12/15/28(A)		1,272	1,345
Enova International
9.125%, 08/01/29(A)		1,170	1,245
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	788
Freedom Mortgage Holdings
8.375%, 04/01/32(A)		650	684

Description	Face Amount (000)(1)		Value (000)
Freedom Mortgage Holdings
7.875%, 04/01/33(A)		$209	$217
GGAM Finance
8.000%, 02/15/27(A)		1,265	1,294
goeasy
9.250%, 12/01/28(A)		580	596
goeasy
7.625%, 07/01/29(A)		1,515	1,499
Jefferies Finance
5.000%, 08/15/28(A)		1,240	1,194
Jefferies Finance
6.625%, 10/15/31(A)		1,485	1,461
Jefferson Capital Holdings
9.500%, 02/15/29(A)		1,115	1,171
Jefferson Capital Holdings
8.250%, 05/15/30(A)		1,102	1,159
Muthoot Finance, MTN
6.375%, 03/02/30(A)		2,125	2,159
OneMain Finance
7.875%, 03/15/30		1,080	1,142
OneMain Finance
6.750%, 03/15/32		450	462
PennyMac Financial Services
7.875%, 12/15/29(A)		1,085	1,154
PennyMac Financial Services
6.875%, 02/15/33(A)		565	590
Phoenix Aviation Capital
9.250%, 07/15/30(A)		605	644
PRA Group
5.000%, 10/01/29(A)		1,250	1,176
PRA Group
8.875%, 01/31/30(A)		1,052	1,088
Provident Funding Associates
9.750%, 09/15/29(A)		1,068	1,127
Rocket
6.500%, 08/01/29(A)		440	454
Rocket
7.125%, 02/01/32(A)		287	302
Sobha Sukuk
8.750%, 07/17/28		2,778	2,891
TrueNoord Capital DAC
8.750%, 03/01/30(A)		710	750
Total Financial Services			41,156
Food & Beverage [0.3%]
BellRing Brands
7.000%, 03/15/30(A)		975	1,008
Froneri Lux FinCo SARL
6.000%, 08/01/32(A)		1,325	1,343
Performance Food Group
4.250%, 08/01/29(A)		925	906

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)		Value (000)
Performance Food Group
6.125%, 09/15/32(A)			$50	$52
Post Holdings
6.250%, 02/15/32(A)			400	411
US Foods
6.875%, 09/15/28(A)			375	388
US Foods
4.750%, 02/15/29(A)			475	472
US Foods
5.750%, 04/15/33(A)			375	382
Total Food & Beverage				4,962
Food, Beverage & Tobacco [0.6%]
Health & Happiness H&H International Holdings
9.125%, 07/24/28			5,580	5,909
Minerva Luxembourg
4.375%, 03/18/31(A)			2,425	2,254
Simmons Foods
4.625%, 03/01/29(A)			855	824
Turning Point Brands
7.625%, 03/15/32(A)			1,268	1,349
Total Food, Beverage & Tobacco				10,336
Food, Beverage and Tobacco [0.0%]
Sammontana Italia
5.776%, EUR003M + 3.750%, 10/15/31(B)		EUR	195	231
Food-Flour and Grain [0.2%]
Aragvi Finance International DAC
11.125%, 11/20/29(A)			3,500	3,487
Gaming [0.9%]
Affinity Interactive
6.875%, 12/15/27(A)			200	119
Boyd Gaming
4.750%, 12/01/27			875	874
Brightstar Lottery Holdings BV
4.250%, 03/15/30		EUR	430	514
Caesars Entertainment
7.000%, 02/15/30(A)			225	233
Caesars Entertainment
6.500%, 02/15/32(A)			425	435
Caesars Entertainment
6.000%, 10/15/32(A)			1,275	1,240
Churchill Downs
5.750%, 04/01/30(A)			150	152
Churchill Downs
6.750%, 05/01/31(A)			1,110	1,151

Description		Face Amount (000)(1)		Value (000)
Cirsa Finance International Sarl
5.100%, EUR003M + 3.000%, 10/15/32(B)	EUR		$150	$178
Entain
4.875%, 11/30/31	EUR		430	509
Flutter Treasury DAC
4.000%, 06/04/31	EUR		100	117
Light & Wonder International
7.250%, 11/15/29(A)			125	128
Light & Wonder International
7.500%, 09/01/31(A)			925	965
Light & Wonder International
6.250%, 10/01/33(A)			1,070	1,083
Lottomatica Group Spa
5.311%, EUR003M + 3.250%, 06/01/31(B)	EUR		200	236
MGM Resorts International
6.125%, 09/15/29			550	565
MGM Resorts International
6.500%, 04/15/32			750	773
Midwest Gaming Borrower
4.875%, 05/01/29(A)			775	762
Rivers Enterprise Lender
6.250%, 10/15/30(A)			475	485
Station Casinos
4.500%, 02/15/28(A)			2,140	2,122
Station Casinos
4.625%, 12/01/31(A)			960	910
Wynn Resorts Finance
7.125%, 02/15/31(A)			475	514
Wynn Resorts Finance
6.250%, 03/15/33(A)			350	358
Total Gaming				14,423
Gold Mining [0.4%]
Aris Mining
8.000%, 10/31/29(A)			3,870	4,036
Boroo Investments Pte
9.500%, 08/07/32			2,200	2,178
Total Gold Mining				6,214
Health Insurance [0.2%]
Centene
4.625%, 12/15/29			2,420	2,348
Molina Healthcare
6.250%, 01/15/33(A)			425	433
Total Health Insurance				2,781

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)		Value (000)
Healthcare [0.8%]
AHP Health Partners
5.750%, 07/15/29(A)			$750	$744
Avantor Funding
4.625%, 07/15/28(A)			875	870
CHS
6.000%, 01/15/29(A)			250	250
CHS
6.875%, 04/15/29(A)			600	534
CHS
5.250%, 05/15/30(A)			200	188
CHS
9.750%, 01/15/34(A)			350	368
Concentra Health Services
6.875%, 07/15/32(A)			475	497
Insulet
6.500%, 04/01/33(A)			963	1,004
IQVIA
5.000%, 10/15/26(A)			1,075	1,075
IQVIA
6.250%, 06/01/32(A)			625	653
Medline Borrower
6.250%, 04/01/29(A)			525	543
Medline Borrower
5.250%, 10/01/29(A)			1,900	1,910
Raven Acquisition Holdings
6.875%, 11/15/31(A)			1,025	1,056
RAY Financing
5.776%, EUR003M + 3.750%, 07/15/31(B)		EUR	400	473
Select Medical
6.250%, 12/01/32(A)			800	782
Tenet Healthcare
5.125%, 11/01/27			1,225	1,228
Tenet Healthcare
6.125%, 10/01/28			403	405
Tenet Healthcare
6.750%, 05/15/31			450	468
Tenet Healthcare
5.500%, 11/15/32(A)			250	253
Tenet Healthcare
6.000%, 11/15/33(A)			100	103
Total Healthcare				13,404
Hotels and Motels [0.2%]
Fortune Star BVI
5.050%, 01/27/27			2,200	2,155
Travel + Leisure
6.625%, 07/31/26(A)			938	945
Total Hotels and Motels				3,100

Description		Face Amount (000)(1)		Value (000)
Hotels, Leisure & Entertainment [0.0%]
Deuce Finco
5.551%, EUR003M + 3.500%, 11/20/32(B)	EUR		$100	$119
Independent Energy [0.7%]
Aethon United BR
7.500%, 10/01/29(A)			650	681
Antero Resources
7.625%, 02/01/29(A)			159	161
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)			275	350
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)			1,008	1,042
6.625%, 07/15/33(A)			400	414
Chord Energy
6.000%, 10/01/30(A)			2,614	2,643
Civitas Resources
8.375%, 07/01/28(A)			325	335
Civitas Resources
8.625%, 11/01/30(A)			350	367
Civitas Resources
8.750%, 07/01/31(A)			150	155
Civitas Resources
9.625%, 06/15/33(A)			125	135
CNX Resources
7.250%, 03/01/32(A)			575	600
Comstock Resources
6.750%, 03/01/29(A)			925	927
Equities
6.375%, 04/01/29			275	285
Expand Energy
7.000%, 10/01/24(C) (D)			575	—
Expand Energy
5.375%, 03/15/30			300	304
Matador Resources
6.500%, 04/15/32(A)			600	609
Matador Resources
6.250%, 04/15/33(A)			100	100
Permian Resources Operating
6.250%, 02/01/33(A)			175	180
Range Resources
8.250%, 01/15/29			500	510
SM Energy
6.750%, 09/15/26			625	626
SM Energy
7.000%, 08/01/32(A)			100	98
TGNR Intermediate Holdings
5.500%, 10/15/29(A)			725	718
Total Independent Energy				11,240

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Industrial - Other [0.2%]
Hillenbrand
6.250%, 02/15/29	$325	$332
Madison IAQ
5.875%, 06/30/29(A)	1,850	1,839
SPX FLOW
8.750%, 04/01/30(A)	900	929
Total Industrial - Other		3,100
Insurance [0.2%]
Howden UK Refinance
7.250%, 02/15/31(A)	500	515
Howden UK Refinance
8.125%, 02/15/32(A)	2,240	2,312
Total Insurance		2,827
Insurance - P&C [1.8%]
Acrisure
7.500%, 11/06/30(A)	1,170	1,218
Alliant Holdings Intermediate
6.750%, 10/15/27(A)	1,080	1,086
Alliant Holdings Intermediate
5.875%, 11/01/29(A)	375	375
Alliant Holdings Intermediate
7.000%, 01/15/31(A)	725	752
Alliant Holdings Intermediate
7.375%, 10/01/32(A)	350	363
AmWINS Group
6.375%, 02/15/29(A)	125	128
AmWINS Group
4.875%, 06/30/29(A)	1,475	1,451
Amynta Agency Borrower and Amynta Warranty Borrower Inc
7.500%, 07/15/33(A)	825	838
Ardonagh Finco
7.750%, 02/15/31(A)	2,855	2,993
Ardonagh Group Finance
8.875%, 02/15/32(A)	2,500	2,598
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)	2,370	2,456
Broadstreet Partners Group
5.875%, 04/15/29(A)	1,575	1,573
HUB International
5.625%, 12/01/29(A)	1,075	1,075
HUB International
7.250%, 06/15/30(A)	1,450	1,522
HUB International
7.375%, 01/31/32(A)	1,150	1,207
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)	875	917

Description	Face Amount (000)(1)	Value (000)
Jones Deslauriers Insurance Management
6.875%, 10/01/33(A)	$875	$845
Panther Escrow Issuer
7.125%, 06/01/31(A)	2,350	2,435
Ryan Specialty
4.375%, 02/01/30(A)	300	295
Ryan Specialty
5.875%, 08/01/32(A)	3,177	3,246
USI
7.500%, 01/15/32(A)	1,600	1,677
Total Insurance - P&C		29,050
Internet Content-Entmnt [0.1%]
Snap
6.875%, 03/01/33(A)	1,125	1,166
Investment Bank/Broker-Dealer [0.2%]
Aretec Group
10.000%, 08/15/30(A)	954	1,028
Osaic Holdings
6.750%, 08/01/32(A)	573	600
VFH Parent
7.500%, 06/15/31(A)	1,010	1,058
Total Investment Bank/Broker-Dealer		2,686
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)	1,131	1,126
Leisure [0.4%]
Carnival
5.125%, 05/01/29(A)	250	253
Carnival
7.000%, 08/15/29(A)	175	184
Carnival
5.750%, 03/15/30(A)	100	103
5.750%, 08/01/32(A)	475	488
Carnival
5.875%, 06/15/31(A)	200	206
Carnival
6.125%, 02/15/33(A)	225	232
NCL
5.875%, 02/15/27(A)	1,385	1,387
5.875%, 01/15/31(A)	150	149
NCL
7.750%, 02/15/29(A)	125	133
NCL
6.750%, 02/01/32(A)	375	384
NCL
6.250%, 09/15/33(A)	175	175

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
NCL Finance
6.125%, 03/15/28(A)		$200	$206
Royal Caribbean Cruises
5.500%, 08/31/26(A)		350	350
Royal Caribbean Cruises
5.625%, 09/30/31(A)		100	102
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	285
Royal Caribbean Cruises
6.000%, 02/01/33(A)		175	180
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		975	948
Six Flags Entertainment
7.250%, 05/15/31(A)		500	480
VOC Escrow
5.000%, 02/15/28(A)		1,130	1,130
Total Leisure			7,375
Leisure and Rec/Games [0.0%]
Kingpin Intermediate Holdings
7.250%, 10/15/32(A)		630	596
Lodging [0.1%]
Hilton Domestic Operating
3.750%, 05/01/29(A)		375	364
Hilton Domestic Operating
5.875%, 03/15/33(A)		300	309
Hilton Domestic Operating
5.750%, 09/15/33(A)		100	102
Hilton Domestic Operating
5.500%, 03/31/34(A)		200	202
RHP Hotel Properties
7.250%, 07/15/28(A)		150	154
RHP Hotel Properties
6.500%, 04/01/32(A)		425	441
6.500%, 06/15/33(A)		125	130
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	370
XHR
6.625%, 05/15/30(A)		250	259
Total Lodging			2,331
Machinery [0.2%]
BWX Technologies
4.125%, 06/30/28(A)		2,340	2,304
Manitowoc
9.250%, 10/01/31(A)		1,080	1,163
Total Machinery			3,467

Description	Face Amount (000)(1)		Value (000)
Manufacturing/Machinery/Industrial [0.1%]
Assemblin Caverion Group
5.526%, EUR003M + 3.500%, 07/01/31(B)	EUR $	700	$831
CEME
6.519%, EUR003M + 4.500%, 09/30/31(B)	EUR	256	300
King US Bidco
5.311%, EUR003M + 3.250%, 12/01/32(B)	EUR	200	237
Quicktop Holdco
6.535%, EUR003M + 4.500%, 03/21/30(A) (B)	EUR	100	120
Total Manufacturing/Machinery/Industrial			1,488
Media Entertainment [0.3%]
Gray Media
5.375%, 11/15/31(A)		350	262
Lamar Media
4.875%, 01/15/29		575	574
Nexstar Broadcasting
5.625%, 07/15/27(A)		200	201
Outfront Media Capital
4.625%, 03/15/30(A)		750	732
Sinclair Television Group
5.500%, 03/01/30(A)		300	272
Sinclair Television Group
4.375%, 12/31/32(A)		175	138
Stagwell Global
5.625%, 08/15/29(A)		225	219
Univision Communications
8.000%, 08/15/28(A)		250	259
Univision Communications
4.500%, 05/01/29(A)		225	216
Univision Communications
7.375%, 06/30/30(A)		825	838
Univision Communications
9.375%, 08/01/32(A)		250	269
Warnermedia Holdings
5.050%, 03/15/42		1,215	858
Total Media Entertainment			4,838
Medical Products & Services [0.1%]
LifePoint Health
9.875%, 08/15/30(A)		450	484
LifePoint Health
11.000%, 10/15/30(A)		595	653
Total Medical Products & Services			1,137

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Metal-Copper [0.5%]
First Quantum Minerals
9.375%, 03/01/29(A)		$1,901	$2,002
First Quantum Minerals
8.000%, 03/01/33(A)		5,990	6,397
Total Metal-Copper			8,399
Metal-Iron [0.5%]
Champion Iron Canada
7.875%, 07/15/32(A)		610	647
Mineral Resources
9.250%, 10/01/28(A)		620	651
Mineral Resources, MTN
8.000%, 11/01/27(A)		490	501
Mineral Resources, MTN
8.500%, 05/01/30(A)		205	213
Samarco Mineracao
9.500% PIK, 06/30/31		5,223	5,291
TMS International
6.250%, 04/15/29(A)		480	464
Total Metal-Iron			7,767
Metals & Mining [0.9%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		765	813
Arsenal AIC Parent
8.000%, 10/01/30(A)		660	700
Arsenal AIC Parent
11.500%, 10/01/31(A)		1,015	1,117
Carpenter Technology
5.625%, 03/01/34(A)		175	178
Century Aluminum
6.875%, 08/01/32(A)		195	201
Cleveland-Cliffs
4.625%, 03/01/29(A)		650	640
Cleveland-Cliffs
6.875%, 11/01/29(A)		125	129
Cleveland-Cliffs
4.875%, 03/01/31(A)		200	192
Cleveland-Cliffs
7.500%, 09/15/31(A)		175	185
Cleveland-Cliffs
7.000%, 03/15/32(A)		1,770	1,814
Cleveland-Cliffs
7.375%, 05/01/33(A)		850	884
Cleveland-Cliffs
7.625%, 01/15/34(A)		200	209
Coeur Mining
5.125%, 02/15/29(A)		650	646

Description	Face Amount (000)(1)		Value (000)
Ivanhoe Mines
7.875%, 01/23/30		$2,860	$2,951
7.875%, 01/23/30(A)		2,180	2,250
Vedanta Resources Finance II
9.475%, 07/24/30(A)		1,860	1,901
Total Metals & Mining			14,810
Metals and Mining [0.0%]
Celsa Opco
7.569%, EUR003M + 5.500%, 12/15/30(B)	EUR	250	296
Celsa Opco
8.250%, 12/15/30	EUR	100	122
Total Metals and Mining			418
Midstream [1.0%]
Antero Midstream Partners
5.375%, 06/15/29(A)		250	250
Antero Midstream Partners
5.750%, 10/15/33(A)		1,575	1,584
5.750%, 07/01/34(A)		350	353
Blue Racer Midstream
7.000%, 07/15/29(A)		475	496
Blue Racer Midstream
7.250%, 07/15/32(A)		200	212
CNX Midstream Partners
4.750%, 04/15/30(A)		875	849
DBR Land Holdings
6.250%, 12/01/30(A)		466	477
DT Midstream
4.375%, 06/15/31(A)		750	735
Hess Midstream Operations
5.125%, 06/15/28(A)		825	828
Northriver Midstream Finance
6.750%, 07/15/32(A)		850	867
Rockies Express Pipeline
6.750%, 03/15/33(A)		600	633
Suburban Propane Partners
5.875%, 03/01/27		750	751
Suburban Propane Partners
5.000%, 06/01/31(A)		375	360
Suburban Propane Partners
6.500%, 12/15/35(A)		400	400
Tallgrass Energy Partners
6.750%, 03/15/34(A)		1,450	1,449
Venture Global Plaquemines LNG
7.500%, 05/01/33(A)		1,075	1,161
Venture Global Plaquemines LNG
6.500%, 01/15/34(A)		125	128
6.500%, 06/15/34(A)		300	307

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Venture Global Plaquemines LNG
7.750%, 05/01/35(A)		$2,130	$2,328
Venture Global Plaquemines LNG
6.750%, 01/15/36(A)		1,140	1,168
WBI Operating
6.250%, 10/15/30(A)		250	251
WBI Operating
6.500%, 10/15/33(A)		475	471
Western Midstream Operating
7.250%, 04/01/30(A)		250	267
Total Midstream			16,325
Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	460	470
Motion Pictures and Services [0.1%]
Warnermedia Holdings
4.279%, 03/15/32		2,084	1,829
Non-Ferrous Metals [0.2%]
Navoiyuran State Enterprise
6.700%, 07/02/30(A)		3,215	3,241
Oil Field Services [0.4%]
Archrock Partners
6.625%, 09/01/32(A)		850	877
Kodiak Gas Services
7.250%, 02/15/29(A)		925	963
Kodiak Gas Services
6.500%, 10/01/33(A)		150	153
Kodiak Gas Services
6.750%, 10/01/35(A)		300	308
Nabors Industries
7.500%, 01/15/28(A)		250	250
Nabors Industries
9.125%, 01/31/30(A)		250	262
Nabors Industries
8.875%, 08/15/31(A)		225	218
Nabors Industries
7.625%, 11/15/32(A)		175	172
ORO SG Pte
12.000%, 12/20/26(C)(D)		10,572	211
Precision Drilling
6.875%, 01/15/29(A)		325	329
Tidewater
9.125%, 07/15/30(A)		1,080	1,159
Transocean Titan Financing
8.375%, 02/01/28(A)		993	1,014
USA Compression Partners
7.125%, 03/15/29(A)		1,225	1,268

Description	Face Amount (000)(1)		Value (000)
USA Compression Partners
6.250%, 10/01/33(A)		$125	$127
Total Oil Field Services			7,311
Oil-Field Services [0.1%]
SESI
7.875%, 09/30/30(A)		1,210	1,191
Packaging [0.4%]
ARD Finance
6.500% PIK, 06/30/27(A) (C)		767	6
Ardagh Group
9.500%, 12/01/30(A)		350	379
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		1,175	1,106
Ardagh Metal Packaging Finance USA
6.250%, 01/30/31(A)		200	205
Ball
6.000%, 06/15/29		675	695
Clydesdale Acquisition Holdings
6.875%, 01/15/30(A)		125	128
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		350	356
Clydesdale Acquisition Holdings
6.750%, 04/15/32(A)		125	128
Crown Americas
5.875%, 06/01/33(A)		725	741
Mauser Packaging Solutions Holding
7.875%, 04/15/30(A)		375	374
Mauser Packaging Solutions Holding
9.250%, 04/15/30(A)		175	168
Sealed Air
7.250%, 02/15/31(A)		550	573
Sealed Air
6.500%, 07/15/32(A)		450	467
Trivium Packaging Finance BV
8.250%, 07/15/30(A)		270	290
Trivium Packaging Finance BV
12.250%, 01/15/31(A)		475	515
Total Packaging			6,131
Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)		750	701
Graphic Packaging International
4.750%, 07/15/27(A)		300	299

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Graphic Packaging International
3.500%, 03/15/28(A)	$300	$291
Total Paper		1,291
Paper & Related Products [0.3%]
LD Celulose International GmbH
7.950%, 01/26/32(A)	3,720	3,875
Magnera
4.750%, 11/15/29(A)	280	259
Magnera
7.250%, 11/15/31(A)	830	815
Total Paper & Related Products		4,949
Petroleum & Fuel Products [7.6%]
Azule Energy Finance
8.125%, 01/23/30	4,100	4,105
California Resources
8.250%, 06/15/29(A)	1,080	1,130
Cosan Overseas
8.250%, 02/05/74	4,103	4,138
Ecopetrol
4.625%, 11/02/31	7,550	6,763
Ecopetrol
8.875%, 01/13/33	5,142	5,473
Ecopetrol
8.375%, 01/19/36	1,080	1,111
Ecopetrol
5.875%, 05/28/45	4,500	3,347
Geopark
5.500%, 01/17/27	7,780	7,313
Gulfport Energy Operating
6.750%, 09/01/29(A)	570	588
Hilcorp Energy I
8.375%, 11/01/33(A)	2,299	2,348
Kosmos Energy
7.500%, 03/01/28	405	274
Kosmos Energy
8.750%, 10/01/31(A)	6,210	3,509
Leviathan Bond
6.500%, 06/30/27(A)	4,096	4,120
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	1,775	1,825
Matador Resources
6.875%, 04/15/28(A)	1,160	1,186
Medco Cypress Tree Pte
8.625%, 05/19/30	1,000	1,053
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,920
Noble Finance II
8.000%, 04/15/30(A)	1,140	1,184

Description	Face Amount (000)(1)	Value (000)
Oro Negro Drilling Pte
0.000%, * (D) (E)	$3,683	$—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
Petrobras Global Finance BV
6.250%, 01/10/36	4,100	4,022
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	10,575
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	2,237
Petroleos del Peru
5.625%, 06/19/47	3,305	2,101
Petroleos Mexicanos
5.950%, 01/28/31	5,730	5,546
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,704
Petron
7.350%, H15T3Y + 6.325%, 03/22/74(B)	2,030	2,079
Pluspetrol
8.125%, 05/18/31(A)	4,200	4,169
Prairie Acquiror
9.000%, 08/01/29(A)	1,075	1,117
PRIO Luxembourg Holding Sarl
6.750%, 10/15/30(A)	2,150	2,091
Raizen Fuels Finance
6.450%, 03/05/34	2,230	1,824
Raizen Fuels Finance
6.950%, 03/05/54	2,800	2,135
Rockies Express Pipeline
4.950%, 07/15/29(A)	622	621
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,431	1,557
Seadrill Finance
8.375%, 08/01/30(A)	1,095	1,139
Tallgrass Energy Partners
7.375%, 02/15/29(A)	670	693
Transocean Aquila
8.000%, 09/30/28(A)	803	822
Transocean International
8.750%, 02/15/30(A)	473	493
Transocean International
7.500%, 04/15/31	740	702
Transocean International
8.500%, 05/15/31(A)	480	475
Transocean International
7.875%, 10/15/32(A)	575	601
Transocean International
6.800%, 03/15/38	780	671
Trident Energy Finance
12.500%, 11/30/29	1,950	1,979
Vaca Muerta Oil Sur Financing
9.335%, 07/08/30	1,481	1,481

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Valaris
8.375%, 04/30/30(A)		$1,140	$1,186
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)		235	238
Venture Global LNG
9.500%, 02/01/29(A)		2,143	2,221
Venture Global LNG
9.000%, H15T5Y + 5.440%, 03/30/74(A) (B)		1,005	794
Venture Global Plaquemines LNG
6.125%, 12/15/30(A)		1,190	1,212
Vista Energy Argentina SAU
8.500%, 06/10/33(A)		1,280	1,315
Vista Energy Argentina SAU
7.625%, 12/10/35(A)		1,780	1,779
YPF
6.950%, 07/21/27		4,610	4,647
YPF
9.500%, 01/17/31		7,340	7,834
Total Petroleum & Fuel Products			125,470
Pharmaceuticals [0.7%]
1261229 BC
10.000%, 04/15/32(A)		2,395	2,492
Amneal Pharmaceuticals
6.875%, 08/01/32(A)		350	369
Bausch Health
4.875%, 06/01/28(A)		500	448
Bausch Health
5.000%, 02/15/29(A)		225	173
Bausch Health
7.250%, 05/30/29(A)		425	342
Dolcetto Holdco
5.725%, EUR003M + 3.625%, 07/14/32(B)	EUR	100	119
Emergent BioSolutions
3.875%, 08/15/28(A)		1,145	1,026
GENMAB
7.250%, 12/15/33(A)		675	711
Grifols
4.750%, 10/15/28(A)		1,625	1,605
Kepler
6.151%, EUR003M + 4.125%, 12/18/29(B)	EUR	200	238
Neopharmed Gentili SPA
6.276%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	477
Opal Bidco SAS
6.500%, 03/31/32(A)		1,460	1,495
Organon
4.125%, 04/30/28(A)		605	589

Description	Face Amount (000)(1)		Value (000)
Organon
5.125%, 04/30/31(A)		$375	$311
Organon
6.750%, 05/15/34(A)		225	202
Organon
7.875%, 05/15/34(A)		1,000	814
Total Pharmaceuticals			11,411
Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		184	185
Printing & Publishing [0.1%]
Cimpress
7.375%, 09/15/32(A)		1,165	1,188
Deluxe
8.125%, 09/15/29(A)		520	548
Total Printing & Publishing			1,736
Real Estate Investment Trusts [0.4%]
Apollo Commercial Real Estate Finance
4.625%, 06/15/29(A)		660	638
Arbor Realty SR
8.500%, 12/15/28(A)		728	725
Blackstone Mortgage Trust
7.750%, 12/01/29(A)		590	630
Brandywine Operating Partnership
6.125%, 01/15/31		1,185	1,152
Brookfield Property REIT
5.750%, 05/15/26(A)		1,508	1,501
Global Net Lease
3.750%, 12/15/27(A)		535	521
Starwood Property Trust
5.250%, 10/15/28(A)		670	675
Total Real Estate Investment Trusts			5,842
Real Estate Oper/Develop [0.6%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	234
GLP Pte
9.750%, 05/20/28		2,100	2,151
Howard Hughes
5.375%, 08/01/28(A)		1,780	1,787
Pakuwon Jati
4.875%, 04/29/28		5,600	5,508
Total Real Estate Oper/Develop			9,680

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		$225	$231
1011778 BC ULC
5.625%, 09/15/29(A)		175	178
1011778 BC ULC
4.000%, 10/15/30(A)		2,025	1,928
KFC Holding
4.750%, 06/01/27(A)		975	973
Total Restaurants			3,310
Retail [0.6%]
Asbury Automotive Group
4.750%, 03/01/30		230	227
Bath & Body Works
6.750%, 07/01/36		1,245	1,236
Ferrellgas
9.250%, 01/15/31(A)		595	613
Fertitta Entertainment
6.750%, 01/15/30(A)		560	532
FirstCash
5.625%, 01/01/30(A)		1,214	1,219
FirstCash
6.875%, 03/01/32(A)		2,490	2,590
Future Retail
5.600%, 01/22/25(C)		16,200	—
LBM Acquisition
9.500%, 06/15/31(A)		1,020	1,063
Lithia Motors
4.375%, 01/15/31(A)		1,205	1,158
Macy's Retail Holdings
5.125%, 01/15/42		485	398
Total Retail			9,036
Retailers [0.5%]
Academy
6.000%, 11/15/27(A)		1,690	1,691
Asbury Automotive Group
4.625%, 11/15/29(A)		600	590
Asbury Automotive Group
5.000%, 02/15/32(A)		1,900	1,847
Belron UK Finance
5.750%, 10/15/29(A)		200	204
Gap
3.625%, 10/01/29(A)		225	213
Gap
3.875%, 10/01/31(A)		225	208
Group 1 Automotive
6.375%, 01/15/30(A)		980	1,009
LCM Investments Holdings II
8.250%, 08/01/31(A)		800	846

Description	Face Amount (000)(1)		Value (000)
Lithia Motors
5.500%, 10/01/30(A)		$475	$477
Sally Holdings
6.750%, 03/01/32		375	392
William Carter
7.375%, 02/15/31(A)		900	931
Total Retailers			8,408
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	43
Services [0.1%]
Emeria SASU
3.375%, 03/31/28	EUR	500	513
Emeria SASU
7.750%, 03/31/28	EUR	350	377
Kapla Holding SAS
5.600%, EUR003M + 3.500%, 07/31/30(B)	EUR	850	1,010
Total Services			1,900
Steel & Steel Works [0.1%]
CSN Islands XI
6.750%, 01/28/28		800	741
CSN Resources
5.875%, 04/08/32		865	680
Total Steel & Steel Works			1,421
Supermarkets [0.1%]
Albertsons
5.875%, 02/15/28(A)		500	502
Albertsons
6.500%, 02/15/28(A)		200	204
Albertsons
5.500%, 03/31/31(A)		175	177
Albertsons
6.250%, 03/15/33(A)		250	257
Albertsons
5.750%, 03/31/34(A)		675	678
Total Supermarkets			1,818
Technology [2.7%]
Amentum Holdings
7.250%, 08/01/32(A)		3,315	3,494
APLD ComputeCo
9.250%, 12/15/30(A)		950	934

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
AthenaHealth Group
6.500%, 02/15/30(A)		$1,450	$1,446
CACI International
6.375%, 06/15/33(A)		175	181
Capstone Borrower
8.000%, 06/15/30(A)		1,150	1,184
Cipher Compute
7.125%, 11/15/30(A)		475	484
Clarivate Science Holdings
4.875%, 07/01/29(A)		1,425	1,347
Cloud Software Group
6.500%, 03/31/29(A)		3,255	3,298
Cloud Software Group
9.000%, 09/30/29(A)		2,220	2,311
Cloud Software Group
8.250%, 06/30/32(A)		575	601
Cloud Software Group
6.625%, 08/15/33(A)		175	173
Coherent
5.000%, 12/15/29(A)		850	847
Consensus Cloud Solutions
6.500%, 10/15/28(A)		850	853
CoreWeave
9.250%, 06/01/30(A)		1,430	1,330
CoreWeave
9.000%, 02/01/31(A)		250	229
Elastic
4.125%, 07/15/29(A)		775	751
Entegris
4.750%, 04/15/29(A)		350	351
Entegris
5.950%, 06/15/30(A)		1,175	1,199
Fair Isaac
4.000%, 06/15/28(A)		250	247
Fair Isaac
6.000%, 05/15/33(A)		1,398	1,436
Fortress Intermediate 3
7.500%, 06/01/31(A)		800	834
Gen Digital
6.250%, 04/01/33(A)		250	258
HealthEquity
4.500%, 10/01/29(A)		1,225	1,204
Insight Enterprises
6.625%, 05/15/32(A)		650	668
Iron Mountain
7.000%, 02/15/29(A)		1,225	1,258
Kioxia Holdings
6.625%, 07/24/33(A)		700	728
McAfee
7.375%, 02/15/30(A)		2,250	1,962
Millennium Escrow
6.625%, 08/01/26(A)		550	529

Description	Face Amount (000)(1)		Value (000)
NCR Voyix
5.125%, 04/15/29(A)		$400	$397
Open Text
3.875%, 02/15/28(A)		1,125	1,104
Rocket Software
6.500%, 02/15/29(A)		1,650	1,617
Science Applications International
5.875%, 11/01/33(A)		325	329
Seagate Data Storage Technology Pte
5.875%, 07/15/30(A)		125	129
Seagate Data Storage Technology Pte
9.625%, 12/01/32(A)		750	851
Sensata Technologies BV
4.000%, 04/15/29(A)		371	362
Sensata Technologies BV
5.875%, 09/01/30(A)		275	279
Shift4 Payments
6.750%, 08/15/32(A)		2,471	2,551
SS&C Technologies
5.500%, 09/30/27(A)		1,375	1,376
SS&C Technologies
6.500%, 06/01/32(A)		175	182
Synaptics
4.000%, 06/15/29(A)		400	387
TTM Technologies
4.000%, 03/01/29(A)		100	98
UKG
6.875%, 02/01/31(A)		1,575	1,619
Viavi Solutions
3.750%, 10/01/29(A)		325	311
VoltaGrid
7.375%, 11/01/30(A)		525	520
WULF Compute
7.750%, 10/15/30(A)		600	618
Zebra Technologies
6.500%, 06/01/32(A)		200	207
ZipRecruiter
5.000%, 01/15/30(A)		1,845	1,449
Total Technology			44,523
Technology, Electronics, Software & IT [0.0%]
TeamSystem
5.276%, EUR003M + 3.250%, 07/01/32(B)	EUR	300	354
Telecommunications [0.1%]
Eutelsat
1.500%, 10/13/28	EUR	300	337

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Fibercop
5.026%, EUR003M + 3.000%, 06/30/31(B)	EUR $	300	$355
Sunrise FinCo I BV
4.625%, 05/15/32	EUR	120	143
United Group BV
6.314%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	591
6.314%, EUR003M + 4.250%, 02/15/31(B)	EUR	630	745
Total Telecommunications			2,171
Telephones & Telecommunications [2.8%]
Africell Holding
10.500%, 10/23/29(A)		7,540	7,453
Axian Telecom Holding & Management
7.250%, 07/11/30(A)		5,880	5,923
C&W Senior Finance
9.000%, 01/15/33		2,950	3,040
Connect Finco SARL
9.000%, 09/15/29(A)		1,110	1,178
Digicel
6.750%, 03/01/23(A) (C)		4,800	88
Iliad Holding SAS
8.500%, 04/15/31(A)		1,225	1,319
Level 3 Financing
7.000%, 03/31/34(A)		1,385	1,427
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,520
Liquid Telecommunications Financing
5.500%, 09/04/26		2,510	2,286
Sable International Finance
7.125%, 10/15/32(A)		700	708
Telecom Argentina
8.000%, 07/18/26		2,930	2,931
Telecom Argentina
9.250%, 05/28/33(A)		2,140	2,236
Telefonica Celular del Paraguay
12.000%, 12/30/32(A)	PYG	14,300,000	2,210
Turkcell Iletisim Hizmetleri
7.450%, 01/24/30(A)		4,430	4,657
Veon Midco BV
9.000%, 07/15/29		3,550	3,698
9.000%, 07/15/29(A)		1,620	1,687
Veon Midco BV, MTN
3.375%, 11/25/27		1,750	1,659

Description	Face Amount (000)(1)		Value (000)
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		$800	$834
Total Telephones & Telecommunications			45,854
Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	8
Total Textile-Products			321
Transportation Services [1.1%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,284	3,949
Danaos
6.875%, 10/15/32(A)		610	630
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		4,160	4,333
Sabre GLBL
10.750%, 11/15/29(A)		220	187
10.750%, 03/15/30(A)		513	421
Sabre GLBL
11.125%, 07/15/30(A)		975	809
Stena International
7.250%, 01/15/31(A)		750	765
Transnet
8.250%, 02/06/28		3,950	4,171
Viking Cruises
9.125%, 07/15/31(A)		3,308	3,542
Watco
7.125%, 08/01/32(A)		500	523
Total Transportation Services			19,330
Transportation, Airlines & Distribution [0.0%]
SGL Group ApS
6.765%, EUR003M + 4.750%, 04/22/30(B)	EUR	150	170
SGL Group ApS
6.304%, EUR003M + 4.250%, 02/24/31(B)	EUR	145	163
Total Transportation, Airlines & Distribution			333

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Transport-Equip and Leasng [0.1%]
FTAI Aviation Investors
7.875%, 12/01/30(A)		$1,100	$1,170
Utility - Electric [0.6%]
Calpine
4.500%, 02/15/28(A)		925	926
Calpine
5.125%, 03/15/28(A)		325	325
NRG Energy
6.000%, 02/01/33(A)		550	561
6.000%, 01/15/36(A)		800	810
NRG Energy
5.750%, 01/15/34(A)		125	126
NRG Energy
6.250%, 11/01/34(A)		1,785	1,833
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,124
Vistra Operations
5.625%, 02/15/27(A)		325	325
Vistra Operations
7.750%, 10/15/31(A)		1,820	1,928
XPLR Infrastructure Operating Partners
4.500%, 09/15/27(A)		450	445
XPLR Infrastructure Operating Partners
7.250%, 01/15/29(A)		500	512
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(A)		75	79
XPLR Infrastructure Operating Partners
8.625%, 03/15/33(A)		475	500
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(A)		275	279
Total Utility - Electric			9,773
Water [0.0%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		698	703
Total Corporate Bonds
Cost ($940,619)			853,978
Collateralized Loan Obligations [19.0%]
Non-Agency Mortgage Backed Obligation [19.0%]
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
8.120%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,296

Description		Face Amount (000)(1)	Value (000)
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.120%, EUR003M + 6.020%, 09/15/34(B)	EUR	$1,000	$1,148
Anchorage Capital CLO 21, Ser 2025-21A, Cl ER
10.134%, TSFR3M + 6.250%, 10/20/34(A) (B)		3,000	2,906
Anchorage Capital Europe CLO 2 DAC, Ser 2025-2X, Cl ERR
7.997%, EUR003M + 6.000%, 03/30/38(B)	EUR	1,750	2,036
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
10.499%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	2,340
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
8.065%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,180
Apidos CLO XXXII, Ser 2024-32A, Cl ER
9.384%, TSFR3M + 5.500%, 01/20/33(A) (B)		750	749
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
10.510%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,269
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
7.899%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,459
Arbour CLO IX DAC, Ser 2021-9X, Cl E
7.799%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,504
Arbour CLO IX DAC, Ser 2021-9X, Cl F
10.299%, EUR003M + 8.290%, 04/15/34(B)	EUR	1,000	1,141
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
10.360%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	1,132
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
10.659%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	3,956
ARES XLIV CLO, Ser 2025-44A, Cl DRR
10.155%, TSFR3M + 6.250%, 04/15/34(A) (B)		3,500	3,482

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
3.359%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	$14,000	$16,456
Avoca CLO XIV DAC, Ser 2025-14X, Cl FRR
10.192%, EUR003M + 8.220%, 07/15/39(B)	EUR	1,000	1,169
Avondale Park CLO DAC, Ser 2021-1X, Cl FR
10.685%, EUR003M + 8.650%, 09/20/34(B)	EUR	1,000	1,152
Bain Capital Credit CLO, Ser 2025-2A, Cl ER3
9.782%, TSFR3M + 5.900%, 10/17/32(A) (B)		1,580	1,548
Bain Capital Credit CLO, Ser 2025-4A, Cl ERR
10.860%, TSFR3M + 7.000%, 04/23/35(A) (B)		1,140	1,118
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
8.236%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,162
Balboa Bay Loan Funding CLO, Ser 2021-2A, Cl E
10.746%, TSFR3M + 6.862%, 01/20/35(A) (B)		1,500	1,468
Barings Euro CLO DAC, Ser 2021-2X, Cl E
8.196%, EUR003M + 6.170%, 10/15/34(B)	EUR	1,374	1,559
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
8.925%, EUR003M + 6.860%, 07/25/35(B)	EUR	2,220	2,600
Barings Euro CLO DAC, Ser 2022-3X, Cl D
5.665%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,165
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.134%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,390
Blackrock European CLO VII DAC, Ser 2018-7X, Cl F
9.059%, EUR003M + 7.050%, 10/15/31(B)	EUR	1,000	1,176
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
8.264%, EUR003M + 6.260%, 01/20/36(B)	EUR	1,350	1,562

Description		Face Amount (000)(1)	Value (000)
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
5.109%, EUR003M + 3.100%, 10/15/35(B)	EUR	$1,150	$1,339
BNPP AM Euro CLO 2017 DAC, Ser 2017-1X, Cl E
6.726%, EUR003M + 4.700%, 10/15/31(B)	EUR	3,500	3,977
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
7.645%, EUR003M + 5.630%, 07/22/32(B)	EUR	3,200	3,747
BNPP AM Euro CLO 2021 DAC, Ser 2021-1X, Cl E
7.900%, EUR003M + 5.800%, 12/15/33(B)	EUR	1,020	1,186
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
7.847%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,771
Cairn CLO, Ser 2025-19A, Cl E
8.009%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,341
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
2.999%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,987
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.124%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,165
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.182%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,169
Canyon Capital CLO, Ser 2021-2A, Cl E
10.866%, TSFR3M + 6.962%, 04/15/34(A) (B)		1,000	963
Canyon Capital CLO, Ser 2022-1A, Cl E
10.294%, TSFR3M + 6.400%, 04/15/35(A) (B)		1,150	1,113
Canyon CLO, Ser 2025-2A, Cl ER2
9.655%, TSFR3M + 5.750%, 10/15/34(A) (B)		1,000	963
Carlyle Euro CLO DAC, Ser 2019-1X, Cl D
8.220%, EUR003M + 6.120%, 03/15/32(B)	EUR	1,000	1,169

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
8.479%, EUR003M + 6.470%, 07/15/34(B)	EUR $	1,650	$1,904
Carlyle Euro CLO DAC, Ser 2021-2X, Cl D
8.069%, EUR003M + 6.060%, 01/15/34(B)	EUR	1,033	1,191
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
5.564%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,565
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
8.524%, EUR003M + 6.460%, 02/15/35(B)	EUR	2,700	3,103
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
6.645%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,797
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
8.648%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,666
Clonmore Park CLO DAC, Ser 2024-1X, Cl AR
3.566%, EUR003M + 1.500%, 08/21/35(B)	EUR	2,000	2,350
Clonmore Park CLO DAC, Ser 2024-1X, Cl FR
10.246%, EUR003M + 8.180%, 08/21/35(B)	EUR	2,240	2,636
Contego CLO VII DAC, Ser 2025-7A, Cl ER
7.998%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	1,512
CQS US CLO, Ser 2021-1A, Cl DJ
9.126%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	300
Crown Point CLO 10, Ser 2021-10A, Cl E
10.996%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,404
CVC Cordatus Loan Fund IV DAC, Ser 2021-4X, Cl FRRR
10.114%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	710

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
8.772%, EUR003M + 6.700%, 06/17/32(B)	EUR $	1,000	$1,172
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
7.645%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,161
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
10.735%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,514
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
10.880%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,988
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
10.055%, TSFR3M + 6.150%, 10/15/37(A) (B)		2,200	2,225
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
8.346%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,895
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
8.374%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	5,437
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
8.014%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,872
Dryden 89 Euro CLO 2020 DAC, Ser 2021-89X, Cl E
8.164%, EUR003M + 6.160%, 10/18/34(B)	EUR	1,500	1,743
Dryden 91 Euro CLO 2021 DAC, Ser 2024-91X, Cl AR
3.324%, EUR003M + 1.320%, 01/18/38(B)	EUR	6,000	7,025
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
10.981%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	4,022
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
10.046%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	576
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
7.884%, EUR003M + 5.820%, 02/15/34(B)	EUR	2,350	2,694

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.009%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR $	1,000	$1,181
Fidelity Grand Harbour CLO DAC, Ser 2025-1A, Cl ARR
3.329%, EUR003M + 1.320%, 10/15/39(A) (B)	EUR	4,000	4,701
HalseyPoint CLO 4, Ser 2021-4A, Cl E
10.856%, TSFR3M + 6.972%, 04/20/34(A) (B)		4,000	3,879
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.119%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,740
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
10.314%, EUR003M + 8.310%, 10/20/32(B)	EUR	2,290	2,676
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl ER
8.359%, EUR003M + 6.350%, 01/15/35(B)	EUR	1,500	1,735
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl FR
10.889%, EUR003M + 8.880%, 01/15/35(B)	EUR	1,600	1,802
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
5.459%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,637
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
5.309%, EUR003M + 3.300%, 04/15/34(B)	EUR	4,729	5,519
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
5.516%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,810
Hayfin US XV, Ser 2024-15A, Cl A1
5.499%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,502
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.355%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,232
ICG Euro CLO DAC, Ser 2021-1X, Cl E
8.469%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,320

Description	Face Amount (000)(1)		Value (000)
ICG Euro CLO DAC, Ser 2021-1X, Cl F
10.829%, EUR003M + 8.820%, 10/15/34(B)	EUR $	1,000	$934
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
8.294%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	2,000	2,328
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.210%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,913
Logiclane I CLO DAC, Ser 2022-1X, Cl A
2.979%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,851
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.226%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	175
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
10.846%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	2,070
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
8.046%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,174
Madison Park Funding XXVIII, Ser 2024-28A, Cl ER
10.255%, TSFR3M + 6.350%, 01/15/38(A) (B)		4,000	3,903
Magnetite XXII, Ser 2024-22A, Cl F
11.515%, TSFR3M + 7.610%, 07/15/36(A) (B)		2,000	1,881
Milford Park CLO, Ser 2025-1A, Cl FR
11.134%, TSFR3M + 7.250%, 01/20/38(A) (B)		1,000	890
Mountain View Clo XV, Ser 2024-2A, Cl A1R
5.575%, TSFR3M + 1.670%, 07/15/37(A) (B)		4,500	4,510
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
9.904%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	2,258
Northwoods Capital 25, Ser 2021-25A, Cl E
11.286%, TSFR3M + 7.402%, 07/20/34(A) (B)		4,950	4,886

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.610%, EUR003M + 3.600%, 01/21/35(B)	EUR $	1,350	$1,592
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
8.380%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,171
Obra CLO 1, Ser 2024-1A, Cl E
10.634%, TSFR3M + 6.750%, 01/20/38(A) (B)		1,250	1,267
Ocean Trails Clo X, Ser 2021-10A, Cl ER
11.736%, TSFR3M + 7.832%, 10/15/34(A) (B)		1,250	1,240
OCP Euro CLO DAC, Ser 2025-4X, Cl FRR
10.690%, EUR003M + 8.620%, 10/20/39(B)	EUR	1,930	2,259
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
9.805%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,609
Park Blue CLO, Ser 2024-1A, Cl A1R
5.304%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,468
Pikes Peak Clo 4, Ser 2021-4A, Cl ER
10.776%, TSFR3M + 6.872%, 07/15/34(A) (B)		1,500	1,480
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
10.784%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	1,010
Pikes Peak CLO 6, Ser 2025-6A, Cl FRR
11.275%, TSFR3M + 7.400%, 05/18/34(A) (B)		1,000	956
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
5.516%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,587
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.286%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,945
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
10.966%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,176

Description	Face Amount (000)(1)		Value (000)
Sandstone Peak III, Ser 2024-1A, Cl A1
5.488%, TSFR3M + 1.630%, 04/25/37(A) (B)		$10,000	$10,019
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
10.134%, TSFR3M + 6.250%, 07/20/34(A) (B)		1,000	976
Sculptor CLO XXVIII, Ser 2025-28A, Cl ER
10.184%, TSFR3M + 6.300%, 01/20/35(A) (B)		2,000	1,955
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
5.609%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,173
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
7.899%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,284
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
5.409%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,584
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
8.186%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,170
St. Paul's CLO IX DAC, Ser 2022-9X, Cl ER
9.154%, EUR003M + 7.150%, 07/20/35(B)	EUR	1,000	1,164
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
8.351%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,166
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
8.124%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,379
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
6.616%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	3,266
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
5.765%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	293
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
8.375%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,721

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
7.329%, EUR003M + 5.320%, 04/15/33(B)	EUR $	1,710	$1,894
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
5.534%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,510
Tallman Park CLO, Ser 2025-1A, Cl ER
9.884%, TSFR3M + 6.000%, 07/20/38(A) (B)		2,000	1,974
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.375%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,159
Tikehau CLO IV DAC, Ser 2025-4X, Cl FR
10.387%, EUR003M + 8.340%, 10/15/39(B)	EUR	1,000	1,150
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
8.329%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,273
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
8.535%, EUR003M + 6.470%, 07/25/34(B)	EUR	1,000	1,129
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
8.326%, EUR003M + 6.300%, 07/15/34(B)	EUR	1,500	1,695
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
9.224%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	3,079
Trestles CLO, Ser 2024-1A, Cl FRR
11.608%, TSFR3M + 7.750%, 07/25/37(A) (B)		1,400	1,385
Trestles CLO VIII, Ser 2025-8A, Cl F
12.237%, TSFR3M + 7.940%, 06/11/35(A) (B)		4,000	3,985
Trimaran Cavu, Ser 2021-3A, Cl E
11.516%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	1,982
Trimaran Cavu, Ser 2024-1A, Cl ER
10.777%, TSFR3M + 6.920%, 10/22/37(A) (B)		3,000	3,020
9.884%, TSFR3M + 6.000%, 01/20/37(A) (B)		3,060	2,980

Description	Face Amount (000)(1)		Value (000)
Voya Euro CLO V DAC, Ser 2021-5X, Cl E
7.819%, EUR003M + 5.810%, 04/15/35(B)	EUR $	3,600	$4,213
Total Collateralized Loan Obligations
Cost ($298,025)			312,320
Loan Participations [16.2%]
Aerospace and Defense [0.3%]
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
8.370%, CME Term SOFR + 3.750%, 08/03/29(B)		1,141	1,144
LSF11 Trinity Bidco, Inc., Initial Term Loans, 1st Lien
6.230%, CME Term SOFR + 2.500%, 06/14/30(B)		901	903
TransDigm Inc., New Tranche K Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 03/22/30(B)		921	923
TransDigm Inc., Tranche L Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 01/19/32(B)		1,032	1,036
Vertex Aerospace Services LLC, 2024 Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 12/06/30(B)		744	748
Total Aerospace and Defense			4,754
Automobile [0.0%]
CWGS Group, LLC, Initial Term Loan, 1st Lien
6.331%, CME Term SOFR + 2.500%, 06/03/28(B)		448	437
Automotive [0.1%]
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
4.901%, Euribor + 3.000%, 07/16/31(B)		1,177	1,393
Banking [0.1%]
Nexus Buyer LLC, Initial Term Loan, 1st Lien
7.216%, CME Term SOFR + 3.500%, 07/31/31(B)		1,285	1,266

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Beverage, Food and Tobacco [0.2%]
Aspire Bakeries Holdings LLC, Second Amendment Refinancing Term Loan Retired 01/02/2026, 1st Lien
7.221%, CME Term SOFR + 3.500%, 12/23/30(B)	$502	$504
Froneri International Limited, Facility B6, 1st Lien
6.122%, CME Term SOFR + 2.250%, 09/30/32	455	455
Golden State Foods LLC, Initial Term Loan, 1st Lien
7.672%, CME Term SOFR + 4.000%, 12/04/31(B)	365	367
PFI Lower Midco, LLC, Initial Term Loan, 1st Lien
7.873%, CME Term SOFR + 4.000%, 12/01/32	320	322
Red SPV, LLC, Initial Term Loan, 1st Lien
5.984%, CME Term SOFR + 2.250%, 03/15/32(B)	468	467
Savor Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
3.000%, UNFND + 3.000%, 02/19/32(B)	44	44
Savor Acquisition, Inc., Initial Term Loan, 1st Lien
6.840%, CME Term SOFR + 3.000%, 02/19/32(B)	465	466
Sazerac Company, Inc., Incremental Term B-1 Loan Retired 01/12/2026, 1st Lien
6.280%, CME Term SOFR + 2.500%, 07/09/32(B)	354	355
Total Beverage, Food and Tobacco		2,980
Broadcasting and Entertainment [0.2%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
9.322%, CME Term SOFR + 5.500%, 02/10/27(B)	627	437
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
8.905%, CME Term SOFR + 5.000%, 10/31/27(B)	609	449

Description	Face Amount (000)(1)	Value (000)
Cogeco Communications Finance (USA), LP, Term B-1 Facility, 1st Lien
6.966%, CME Term SOFR + 3.250%, 09/18/30(B)	$469	$452
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.352%, CME Term SOFR + 5.250%, 08/02/29(B)	466	467
Nexstar Media Inc., Term B-5 Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 06/28/32(B)	364	366
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan
7.331%, 06/04/29(B)	740	737
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.115%, CME Term SOFR + 3.250%, 01/31/29(B)	825	826
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.052%, CME Term SOFR + 3.175%, 03/31/31(B)	200	198
Total Broadcasting and Entertainment		3,932
Buildings and Real Estate [0.3%]
Amentum Holdings, Inc., Initial Term Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 09/29/31(B)	786	787
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
6.986%, CME Term SOFR + 3.250%, 06/13/30(B)	488	491
Blackstone Mortgage Trust, Inc., Term B-6 Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 12/10/30(B)	371	372
Blackstone Mortgage Trust, Inc., Term B-7 Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 05/09/29(B)	72	72
Construction Partners, Inc., Closing Date Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 11/03/31(B)	416	418

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Covia Holdings LLC, 2025 Refinancing Initial Term Loan, 1st Lien
6.706%, CME Term SOFR + 2.750%, 02/26/32(B)		$403	$399
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 1st Lien
7.216%, CME Term SOFR + 3.500%, 01/30/31(B)		1,089	1,096
Deep Blue Operating I LLC, Initial Term Loan, 1st Lien
6.593%, CME Term SOFR + 2.750%, 10/01/32		335	336
KBR, Inc., Term B Facility, 1st Lien
5.716%, CME Term SOFR + 2.000%, 01/17/31(B)		—	—
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
7.922%, CME Term SOFR + 4.250%, 04/29/29(B)		543	387
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 02/10/32(B)		685	687
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 04/02/29(B)		509	512
Total Buildings and Real Estate			5,557
Cable [0.1%]
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
5.360%, Euribor + 3.425%, 10/15/31(B)		1,000	1,182
Ziggo B.V., Term Loan H Facility, 1st Lien
4.935%, EURIBOR + 3.000%, 01/31/29(B)	EUR	1,000	1,168
Total Cable			2,350
Cargo Transport [0.3%]
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan, 1st Lien
7.887%, CME Term SOFR + 4.000%, 04/08/30(B)		366	368
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.410%, SOFR + 1.750%, 07/30/32(B)		399	398

Description	Face Amount (000)(1)		Value (000)
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 10/31/31(B)		$570	$572
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 10/31/31(B)		217	218
GN Loanco, LLC, Term B Loan, 1st Lien
8.338%, CME Term SOFR + 4.500%, 12/19/30(B)		478	474
PAC Aviation III Designated Activity Company, Term Loan B, 1st Lien
7.108%, CME Term SOFR + 3.250%, 10/28/30		340	336
Rand Parent, LLC, 2025 Refinancing Term B Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 03/17/30(B)		1,570	1,574
Verde Purchaser, LLC, Initial Term Loan, 1st Lien
7.672%, CME Term SOFR + 4.000%, 11/30/30(B)		468	467
Total Cargo Transport			4,407
Chemicals [0.0%]
Styrolution 1/20 (USD) TLB, 1st Lien
5.816%, 01/31/29(B)		524	480
Chemicals, Plastics and Rubber [0.6%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
7.316%, CME Term SOFR + 3.500%, 09/30/28(B)		1,923	1,920
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 12/23/31(B)		995	961
Chemours Company, The, Tranche B-4 US$ Term Loan, 1st Lien
7.216%, CME Term SOFR + 3.500%, 10/15/32		613	605
CTEC III GmbH, Facility B, 1st Lien
5.819%, EURIBOR + 3.750%, 03/16/29(B)		1,000	1,182
Flint Group (Pik Holdco TL), Global Loan Agency Services Limited
4.221%, 10/31/28(B)		525	29

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hexion Holdings Corporation, 2024 Refinancing Term Loan, 1st Lien
7.734%, CME Term SOFR + 4.000%, 03/15/29(B)	$339	$326
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
11.254%, CME Term SOFR + 7.438%, 03/15/30(B)	304	294
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
8.066%, CME Term SOFR + 4.250%, 04/02/29(B)	511	358
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 10/07/31(B)	109	72
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 02/07/31(B)	1,775	1,418
Natgasoline LLC, 2025 Term Loan, 1st Lien
9.216%, CME Term SOFR + 5.500%, 03/29/30(B)	545	547
Rain Carbon Gmbh TL, 1st Lien
7.035%, 08/01/30(B)	1,000	1,171
Sirona Bidco, Facility B, 1st Lien
6.664%, EURIBOR + 4.500%, 12/18/28(B)	1,000	460
Total Chemicals, Plastics and Rubber		9,343
Consumer Products [0.2%]
Breitling Holdings S.a r.l., Facility B, 1st Lien
6.024%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,070
Stiga C Sa TL, 1st Lien
7.367%, 12/10/30(B)	1,442	1,684
Zara Uk Midco Ltd,
7.820%, 11/30/30(B)	845	848
Total Consumer Products		3,602
Containers, Packaging and Glass [0.1%]
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 04/01/32	492	491

Description	Face Amount (000)(1)	Value (000)
Owens-Illinois General Inc., Tranche B-1 Term Loan B Facility, 1st Lien
6.838%, CME Term SOFR + 3.000%, 09/30/32	$320	$322
Total Containers, Packaging and Glass		813
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Ahlstrom Holding 3 Oy, Additional Facility B1 (USD), 1st Lien
8.184%, CME Term SOFR + 4.250%, 05/23/30(B)	15	15
Ahlstrom Holding 3 Oy, Facility B (USD), 1st Lien
7.934%, CME Term SOFR + 4.000%, 02/04/28(B)	787	791
Domtar Corporation, Initial Term Loan 1st Lien
9.331%, LIBOR + 5.500%, 09/14/28(B)	—	—
Glatfelter Corporation, Term Loan, 1st Lien
8.072%, CME Term SOFR + 4.250%, 11/04/31(B)	490	486
Mativ Holdings, Inc., Term B Loan, 1st Lien
7.581%, CME Term SOFR + 3.750%, 04/20/28(B)	508	503
Total Diversified Natural Resources, Precious Metals and Minerals		1,795
Diversified/Conglomerate Service [0.7%]
Apex Group Treasury Limited, 2025 Refinancing USD Term Loan, 1st Lien
7.387%, CME Term SOFR + 3.500%, 02/27/32(B)	747	701
Cengage Learning, Inc., 2024 Refinancing Term Loan, 1st Lien
7.322%, CME Term SOFR + 3.500%, 03/24/31(B)	336	337
Darktrace Finco US LLC, Initial Term Loan, 1st Lien
7.185%, CME Term SOFR + 3.250%, 10/09/31(B)	804	806
Emerald X, Inc., 2025 Refinancing Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 01/30/32(B)	588	593

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ensono, Inc., Initial Term Loan, 1st Lien
7.831%, CME Term SOFR + 4.000%, 05/26/28(B)	$685	$684
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 10/31/31	451	446
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.466%, CME Term SOFR + 1.750%, 10/23/30(B)	776	778
Mermaid Bidco Inc., Facility B (USD), 1st Lien
7.151%, CME Term SOFR + 3.250%, 07/03/31(B)	1,068	1,070
NAB Holdings, LLC, 2025 Refinancing Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 11/23/28(B)	506	483
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 11/17/31(B)	1,022	1,023
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 10/31/30(B)	701	702
Physician Partners, LLC, Initial Tranche B-1 Term Loan, 1st Lien
5.322%, CME Term SOFR + 1.500%, 12/31/29(B)	482	227
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 12/08/28(B)	728	730
Trio BidCo, LLC, Closing Date Term B Loan , 1st Lien
7.672%, CME Term SOFR + 4.000%, 10/29/32	452	453
Trio BidCo, LLC, Delayed Draw Term B Loan, 1st Lien
0.500%, UNFND + 0.500%, 10/29/32	48	48
Venga Finance S.a r.l., 2025 Incremental Dollar Term Loan, 1st Lien
7.834%, CME Term SOFR + 3.750%, 06/28/29(B)	864	865

Description	Face Amount (000)(1)	Value (000)
Vestis Corporation , Term B-1 Loan, 1st Lien
6.072%, CME Term SOFR + 2.250%, 02/22/31(B)	$1,278	$1,166
VM Consolidated, Inc., Initial Term Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 10/01/32	365	367
Total Diversified/Conglomerate Service		11,479
Ecological [0.0%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.198%, CME Term SOFR + 4.500%, 11/15/30(B)	318	259
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 02/27/32(B) (D)	491	490
Total Ecological		749
Electronics [1.1%]
Adeia Inc., Initial Term B Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 06/08/28(B)	860	863
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-4 Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 08/09/30	1,130	1,134
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan, 1st Lien
6.822%, CME Term SOFR + 3.000%, 07/30/31(B)	770	767
Calabrio, Inc., First Out Term Loan, 1st Lien
7.835%, CME Term SOFR + 4.000%, 11/26/32	615	578
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 01/31/31(B)	280	276

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 01/31/31(B)	$220	$220
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 08/13/32(B)	1,017	1,018
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, 1st Lien
7.772%, CME Term SOFR + 4.000%, 12/09/31(B)	488	487
Directv Financing 2/25 Cov-Lite TLB, 1st Lien
9.340%, 07/28/31(B)	360	359
Evercommerce Solutions Inc., Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 07/07/31(B)	388	389
Inmar, Inc., Amendment No. 4 Refinancing Term Loan, 1st Lien
8.340%, CME Term SOFR + 4.500%, 10/30/31(B)	588	580
ION Platform Finance US, Inc., Initial Dollar Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 10/07/32	750	702
KnowBe4, Inc., Term Loan, 1st Lien
7.590%, CME Term SOFR + 3.750%, 07/23/32(B)	330	330
Level 3 Financing, Inc., Term B-4 Refinancing Loans, 1st Lien
6.966%, CME Term SOFR + 3.250%, 03/29/32(B)	1,080	1,083
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 05/03/28(B)	111	103
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 12/31/31(B)	157	134
Perforce Software, Inc., 2024-1 Refinancing Term Loan, 1st Lien
8.466%, CME Term SOFR + 4.750%, 07/02/29(B)	139	124

Description	Face Amount (000)(1)	Value (000)
Priority Holdings, LLC, 2025-1 Refinancing Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 07/30/32(B)	$907	$888
Qnity Electronics, Inc., Initial Term Loan, 1st Lien
5.698%, CME Term SOFR + 2.000%, 11/01/32	415	417
Rackspace Finance, LLC, Term B Loan, 1st Lien
6.615%, CME Term SOFR + 2.750%, 05/15/28(B)	1,300	472
Red Planet Borrower, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
7.716%, CME Term SOFR + 4.000%, 09/08/32(B)	790	791
Sabre Glbl Inc., 2021 Other Term B-1 Loan
7.530%, CME Term SOFR + 3.500%, 12/17/27(B)	294	286
Sabre Glbl Inc., 2021 Other Term B-2 Loan
7.530%, CME Term SOFR + 3.500%, 02/10/29(B)	197	191
Sabre Glbl Inc., 2022 Other Term B Loan
8.266%, CME Term SOFR + 4.250%, 02/09/30(B)	227	222
Sabre Glbl Inc., 2022 Term B-2 Loan
9.016%, CME Term SOFR + 5.000%, 04/29/29(B)	183	179
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 05/09/31(B)	476	479
Sunrise Financing Partnership, Facility AAA, 1st Lien
6.691%, CME Term SOFR + 2.500%, 02/15/32(B)	608	610
Team.blue Finco SARL, USD Additional Facility, 1st Lien
6.922%, CME Term SOFR + 3.250%, 07/12/32(B)	334	336
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.338%, CME Term SOFR + 2.500%, 02/10/31(B)	995	995

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ultra Clean Holdings, Inc., Eighth Amendment Replacement Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 02/25/28(B)	$1,727	$1,734
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 03/29/29(B)	860	861
Total Electronics		17,608
Energy [0.0%]
Chart Industries/Howden 6/24 TLB, Term Loan B
6.476%, 09/11/31(B)	—	—
First Reserve/Blue Racer 10/25 Cov-Lite TLB, 1st Lien
7.922%, 10/07/32	339	340
Total Energy		340
Finance (including structured products) [1.2%]
Allwyn 11/25 Cov-Lite, Tlb 1st Lien
0.000%, 10/25/32(F)	475	466
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, 1st Lien
7.672%, CME Term SOFR + 4.000%, 03/12/29(B)	486	488
Cornerstone Generation, LLC, Term Loan B, 1st Lien
7.093%, CME Term SOFR + 3.250%, 08/11/32(B)	534	538
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/20/31(B)	563	566
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
7.216%, CME Term SOFR + 3.500%, 06/26/31(B)	901	886
Dynamo Midco B.V., Facility B1 (USD), 1st Lien
7.093%, CME Term SOFR + 3.250%, 09/30/31	505	509
EIG Management Company, LLC, Term Loan B, 1st Lien
8.716%, CME Term SOFR + 5.000%, 05/17/29(B)	672	668

Description	Face Amount (000)(1)	Value (000)
EMG Utica Midstream Holdings, LLC, Initial Term Loan, 1st Lien
7.672%, CME Term SOFR + 4.000%, 04/01/30(B)	$481	$486
First Eagle Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.500%, UNFND + 3.500%, 08/16/32(B)	176	176
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.172%, CME Term SOFR + 3.500%, 08/16/32(B)	1,034	1,031
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
8.901%, CME Term SOFR + 5.000%, 11/05/31(B)	766	602
Forgent Intermediate IV LLC, Initial Term Loan, 1st Lien
6.951%, CME Term SOFR + 3.250%, 12/20/32	420	417
Franklin Square Holdings, L.P., Term B Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 04/25/31(B)	842	817
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
7.687%, CME Term SOFR + 3.750%, 02/11/32(B)	695	698
Hudson River Trading LLC, Term B-1 Loan, 1st Lien
6.486%, CME Term SOFR + 2.750%, 03/18/30(B)	752	754
Hunterstown Generation, LLC, Incremental Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 11/06/31	506	506
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.822%, CME Term SOFR + 2.000%, 12/15/31(B)	703	699
Jefferies Finance LLC, Initial Term Loan, 1st Lien
6.500%, CME Term SOFR + 2.750%, 10/21/31(B)	549	545
Jones Deslauriers/Navacord 12/25 (USD) TL, 1st Lien
0.000%, 12/31/32(F)	365	365
Jump Financial, LLC, Term B-1 Loan, 1st Lien
7.172%, CME Term SOFR + 3.500%, 02/26/32(B)	348	343

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.216%, CME Term SOFR + 4.500%, 08/21/30(B)	$1,157	$1,153
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 1st Lien
7.373%, CME Term SOFR + 3.500%, 12/02/31(B)	364	366
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.090%, CME Term SOFR + 4.250%, 07/01/31(B)	584	581
N-able International Holdings II, LLC, 2025 Term Loan, 1st Lien
6.585%, CME Term SOFR + 2.750%, 11/26/32	1,000	1,008
Opal Bidco SAS, Facility B4, 1st Lien
6.686%, CME Term SOFR + 3.000%, 04/28/32	1,090	1,096
Osaic Holdings, Inc., Initial Term Loan, 1st Lien
6.595%, CME Term SOFR + 3.000%, 07/30/32(B)	595	597
Physician Partners 1/25 Third-Out Term Loan TLc,
5.322%, 12/31/29(B)	302	68
Starwood Property Mortgage, L.L.C., Replacement Term B-5 Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 01/02/30(B)	856	856
Stonepeak Nile Parent LLC, Amendment No 1 Incremental Term Loan, 1st Lien
6.162%, CME Term SOFR + 2.250%, 04/09/32	430	430
Tate & Lyle/Primary Products/Primient 12/24 TLB,
7.185%, 02/07/31(B)	471	463
Team Health Holdings, Inc., 2028 Refinancing Term Loan
8.340%, 01/02/30(B)	577	579
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 12/30/32	635	626
VFH Parent LLC, Term B-2 Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 06/21/31(B)	340	341

Description	Face Amount (000)(1)	Value (000)
Wash Bidco Inc., Initial Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 09/10/32(B)	$415	$418
Total Finance (including structured products)		20,142
Financial Services [0.1%]
Finastra 7/25 (USD) Cov-Lite TL, 1st Lien
7.723%, 08/18/32(B)	580	567
Synechron 9/24 TLB, 1st Lien
7.572%, 04/16/29(B)	486	483
Total Financial Services		1,050
Financials [0.1%]
Autokiniton Group/L&W (Agg) 1/24, 2024 Replacement Term B Loan
7.716%, 08/02/29(B)	793	785
Superannuation And Investments/Cfs 7/25,
6.716%, 02/07/28(B)	749	752
Total Financials		1,537
Food & Beverage [0.0%]
Milk Specialties/Actus Nutrition 6/25 Cov-Lite TLB, 1st Lien
8.250%, 07/09/32(B)	259	260
Food, Beverage and Tobacco [0.5%]
Froneri International Limited, Facility B5, 1st Lien
4.873%, Euribor + 2.750%, 09/30/32	1,000	1,178
Nomad Foods TL, 1st Lien
4.629%, 09/18/31	1,000	1,181
Pegasus BidCo B.V., 2025-1 Euro Term Loan, 1st Lien
5.064%, Euribor + 3.000%, 07/12/29	1,000	1,187
Peralta Inversiones Globales, S.L.U., Facility B2, 1st Lien
5.526%, Euribor + 3.500%, 07/15/31(B)	495	575
POP Bidco, Facility B, 1st Lien
6.333%, Euribor + 4.250%, 11/26/31(B)	1,000	1,186
Sigma Bidco Bv TLB-TL, 1st Lien
9.291%, 07/03/31(B)	1,000	1,327

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
United Petfood Finance BV, Facility B, 1st Lien
4.577%, Euribor + 2.500%, 02/26/32(B)		$1,000	$1,183
ZF Invest, Additional Senior Term Facility 2, 1st Lien
5.776%, Euribor + 3.750%, 07/12/31(B)		1,000	1,181
Total Food, Beverage and Tobacco			8,998
Gaming [0.1%]
Allwyn Entertainment Financing (UK) PLC, Facility B, 1st Lien
4.901%, Euribor + 3.000%, 03/29/32(B)		1,000	1,175
Scientific Games Lottery, Db Ag New York Branch - Third Party
5.750%, 02/28/29(B)		1,000	1,159
Total Gaming			2,334
Government [0.0%]
Jpy Paris Club 01/10/28, 1st Lien
0.000%, 06/14/29(D) (F)	JPY	150,000	756
Healthcare [1.0%]
Argent Bidco TL, 1st Lien
0.000%, 08/09/30(F)		1,000	1,181
Auris Luxembourg III S.a r.l., Facility B7, 1st Lien
5.873%, Euribor + 3.750%, 02/28/29(B)		500	585
Avantor Funding, Inc., Incremental B-6 Euro Term Loan, 1st Lien
4.401%, Euribor + 2.500%, 10/11/32		1,000	1,176
Celeste BidCo B.V., Facility B2, 1st Lien
5.816%, Euribor + 3.750%, 07/20/29(B)		1,000	1,186
Chrome Bidco, Facility B, 1st Lien
5.762%, EURIBOR + 3.700%, 06/30/28(B)		500	431
Cidron Atrium SE, Facility B1, 1st Lien
7.018%, EURIBOR + 5.000%, 05/22/28(B)	EUR	1,500	1,776
Colosseum Dental Finance B.V., Additional Facility B2-A, 1st Lien
5.535%, Euribor + 3.500%, 03/22/32		1,000	1,181

Description	Face Amount (000)(1)		Value (000)
Elsan SAS , Facility B6, 1st Lien
5.582%, EURIBOR + 3.500%, 06/16/31(B)		$1,000	$1,143
GHD Verwaltung Gesundheits GMBH Deutschland, Facility B, 1st Lien
7.384%, EURIBOR + 5.500%, 11/15/27(B)	EUR	396	452
HomeVi, Additional Senior Term Facility 5, 1st Lien
6.816%, Euribor + 4.750%, 10/31/29(B)		500	585
Inovie Group TL, Cib
6.019%, 03/29/27(B)		500	549
LGC Science Group Holdings Limited, Facility B3 (EUR), 1st Lien
5.901%, Euribor + 4.000%, 01/21/30(B)		1,000	1,185
Pique Bidco, S.L.U., Facility B3, 1st Lien
5.576%, Euribor + 3.675%, 12/18/30(B)		1,000	1,153
Ramsay Generale de Sante, Incremental Facility B5, 1st Lien
5.265%, Euribor + 3.250%, 08/13/31(B)		1,000	1,176
Sunrise Bidco Sarl, 1st Lien
5.553%, 03/31/28(B)		1,000	1,127
Takecare Bidco, Additional Senior Term Facility B1, 1st Lien
5.519%, Euribor + 3.500%, 12/17/31(B)		1,000	1,185
Total Healthcare			16,071
Healthcare, Education and Childcare [0.3%]
AHP Health Partners, Inc., 2025 Term B Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 09/20/32(B)		414	414
Bach Finance Limited, Fourteenth Amendment Dollar Term Loan, 1st Lien
6.572%, CME Term SOFR + 2.750%, 01/09/32(B)		481	482
Elanco Animal Health Incorporated, 2025 Refinancing TLB Loan, 1st Lien
5.623%, CME Term SOFR + 1.750%, 10/31/32		720	721

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
9.066%, CME Term SOFR + 5.250%, 04/09/29(B)	$—	$—
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
7.655%, CME Term SOFR + 3.750%, 05/17/31(B)	1,205	1,209
LifePoint Health, Inc. , 2024-2 Refinancing Term Loan, 1st Lien
7.335%, CME Term SOFR + 3.500%, 05/17/31(B)	393	393
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.440%, CME Term SOFR + 3.500%, 11/01/28(B)	887	187
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 1st Lien
5.966%, CME Term SOFR + 2.250%, 05/19/31(B)	525	505
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 12/12/31	365	366
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
7.794%, CME Term SOFR + 3.750%, 07/18/31(B)	642	515
TEAM Services Group, LLC, 2022-1 Incremental Term Loan, 1st Lien
8.990%, CME Term SOFR + 5.000%, 12/20/27(B)	277	276
Total Healthcare, Education and Childcare		5,068
Homebuilders/Materials/Construction [0.3%]
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
5.518%, Euribor + 3.500%, 04/03/31(B)	167	198
Platea (BC) Bidco AB, Facility B, 1st Lien
5.518%, Euribor + 3.500%, 04/03/31(B)	833	988
Quimper AB, 2024 Facility B Loan, 1st Lien
5.859%, Euribor + 3.750%, 03/29/30	1,006	1,195
Tarkett Partn TL, 1st Lien
5.769%, 05/24/32(B)	1,000	1,187

Description	Face Amount (000)(1)	Value (000)
Virgin Media Sfa, National Westminster Bank Plc
6.816%, 10/15/31(B)	$1,000	$975
Total Homebuilders/Materials/Construction		4,543
Hotels, Leisure & Entertainment [0.2%]
Casper Bidco SAS, Facility B6, 1st Lien
5.873%, Euribor + 3.750%, 03/21/31(B)	1,000	1,183
Pax Holdco TL, 1st Lien
5.635%, 12/16/32	1,100	1,295
Total Hotels, Leisure & Entertainment		2,478
Hotels, Motels, Inns and Gaming [0.2%]
Allwyn International AG, Facility B2, 1st Lien
5.912%, CME Term SOFR + 2.000%, 06/02/31(B)	1,037	992
GBT US III LLC, Term B-1 Loan, 1st Lien
6.358%, CME Term SOFR + 2.500%, 07/25/31(B)	381	382
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
7.922%, CME Term SOFR + 4.250%, 08/01/30(B)	567	524
Oravel Stays Limited, Initial Term Loan, 1st Lien
11.672%, CME Term SOFR + 8.000%, 01/08/30(B)	1,027	1,051
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 07/08/31(B)	832	800
Total Hotels, Motels, Inns and Gaming		3,749
Industrial Services [0.0%]
Clean Harbors 9/25 TLB, 1st Lien
5.216%, 04/09/32	480	484
Industrials [0.1%]
Allison Transmission 11/25 Incrementalcov-Litetlb, 1st Lien
0.000%, 11/10/32(F)	650	653

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Jennmar Intermediate 12/25 Cov-Lite TLB, 1st Lien
8.734%, 12/09/32	$445	$439
Total Industrials		1,092
Information Technology [0.1%]
Dayforce 10/25 TLB, 1st Lien
0.000%, 10/04/32(F)	485	483
Sitel Worldwide 7/21 (USD) Cov-Lite TL, 1st Lien
7.684%, 01/20/29(B)	972	379
Total Information Technology		862
Insurance [0.2%]
Asurion, LLC, New B-12 Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 09/19/30(B)	887	887
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.081%, CME Term SOFR + 5.250%, 01/20/29(B)	885	867
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 09/19/30(B)	1,164	1,163
Baldwin Insurance Group Holdings, LLC, The, Refinancing Term B-2 Loan, 1st Lien
6.250%, CME Term SOFR + 2.500%, 05/26/31	365	364
Total Insurance		3,281
IT Services [0.0%]
Team Services 6/24 Incremental TLB, 1st Lien
9.090%, 07/30/31(B)	599	597
Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Bingo/Amer Gaming/Playags 5/25 Cov-Lite TLB, 1st Lien
8.422%, 05/17/30(B)	618	606
Bowlmor Amf/Bowlero/Lucky Strike 9/25 Cov-Lite TLB, 1st Lien
6.966%, 09/10/32(B)	545	533
Fitness International, LLC, Term B Loan, 1st Lien
8.216%, CME Term SOFR + 4.500%, 02/12/29(B)	128	128

Description	Face Amount (000)(1)	Value (000)
Voyager Parent, LLC, Term B Loan Retired 01/02/2026, 1st Lien
8.422%, CME Term SOFR + 4.750%, 07/01/32(B)	$599	$598
Total Leisure, Amusement, Motion Pictures, Entertainment		1,865
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.2%]
A-AG US GSI Bidco, Inc., Initial Term Loan, 1st Lien
8.672%, CME Term SOFR + 5.000%, 10/31/31(B)	729	730
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
6.107%, CME Term SOFR + 2.250%, 08/19/31(B)	362	363
Beach Acquisition Bidco, LLC, Tranche B-1 Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 09/12/32(B)	305	307
Crown Equipment Corporation, Initial Term B-2 Loan, 1st Lien
5.772%, CME Term SOFR + 2.000%, 10/10/31	536	540
MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 08/17/29(B)	402	403
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 03/31/28(B)	342	343
Sanmina Corporation, Incremental Term B-1 Loan, 1st Lien
5.916%, CME Term SOFR + 2.000%, 10/27/32(B)	375	375
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)		3,061
Manufacturing [0.1%]
CFC Group 5/25 TLB, 1st Lien
7.735%, 05/16/30	430	418
Lippert Components/Lci Industries 9/25 TL,
5.966%, 02/25/28	481	484
Weber-Stephen 9/25 TLB, 1st Lien
7.735%, 03/31/29	485	485
Total Manufacturing		1,387

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Manufacturing/Machinery/Industrial [0.5%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing Euro Term Loan, 1st Lien
5.010%, Euribor + 3.000%, 05/21/31(B)		$1,500	$1,782
Delachaux Group SAS, 2024 Incremental Facility, 1st Lien
5.316%, Euribor + 3.250%, 04/16/29(B)		922	1,093
Indicor, LLC, Tranche D Euro Term Loan, 1st Lien
5.519%, Euribor + 3.500%, 11/22/29(B)		978	1,156
INNIO Group Holding GmbH, Facility B2 (USD), 1st Lien
6.134%, CME Term SOFR + 2.250%, 11/02/28		1,000	1,002
Rubix Group Finco Limited, Extended Facility B Additional Facility, 1st Lien
6.083%, Euribor + 4.000%, 09/30/28(B)		1,000	1,186
Trench Group GmbH, Facility B, 1st Lien
5.518%, Euribor + 3.500%, 03/05/32(B)		857	1,017
Umami Bidco TL, 1st Lien
5.838%, 11/05/31(B)		1,000	1,183
Total Manufacturing/Machinery/Industrial			8,419
Materials [0.0%]
Hilex Poly/Novolex 3/25 Delayed TL, 1st Lien
6.966%, 03/26/32		8	8
Media [0.0%]
Thryv/Dex Media 4/24, Tlb 1st Lien
10.466%, 07/01/31(B)		152	151
Mining, Steel, Iron and Nonprecious Metals [0.1%]
AMG Advanced Metallurgical Group N.V., Initial Term Loan, 1st Lien
7.331%, CME Term SOFR + 3.500%, 11/30/28(B)		670	670
New World Resources
14.500%, 04/03/28(B)(C)	EUR	1,011	—

Description	Face Amount (000)(1)		Value (000)
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
7.216%, CME Term SOFR + 3.500%, 05/10/30(B)		$1,122	$1,119
Total Mining, Steel, Iron and Nonprecious Metals			1,789
Oil and Gas [0.3%]
Brazos Delaware II, LLC, 2025 B-2 Refinancing Term Loan, 1st Lien
6.272%, CME Term SOFR + 2.500%, 02/11/30(B)		805	806
Fortress Investment 7/25 TLB,
5.466%, 11/17/31(B)		647	647
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
7.216%, CME Term SOFR + 3.500%, 02/03/31(B)		372	375
Par Petroleum, LLC, Amendment No. 3 Loan, 1st Lien
6.955%, CME Term SOFR + 3.250%, 02/28/30		644	646
Rockpoint Gas Storage Partners LP, Amendment No. 2 Refinancing Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 09/18/31		798	801
Third Coast Infrastructure, LLC, 2025 Refinancing Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 09/25/30(B)		1,082	1,091
Total Oil and Gas			4,366
Other [0.0%]
Catawba Nation Gaming Authority, Initial Term B Loan
8.466%, 12/20/29(B)		665	680
Packaging / Paper / Forest Products [0.1%]
Kleopatra Finco S.a r.l., DIP New Money Term Loan, 1st Lien
4.912%, Euribor + 3.000%, 08/07/26		319	331
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
7.593%, EURIBOR + 4.750%, 02/12/26(B)		1,000	206
Kleopatra Finco TL, 1st Lien
7.912%, 08/07/26		481	500

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
LABL, Inc., Initial Euro Term Loan, 1st Lien
7.066%, EURIBOR + 5.000%, 10/30/28(B)	$454	$343
Total Packaging / Paper / Forest Products		1,380
Pharmaceuticals [0.5%]
Althea Acquisition TL, 1st Lien
0.000%, 10/25/32(F)	1,500	1,770
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
6.026%, EURIBOR + 4.000%, 02/22/29(B)	1,000	1,174
Cidron Aida Finco S.A.R.L., First Additional Term Facility B, 1st Lien
6.151%, Euribor + 4.250%, 10/22/31(B)	500	593
Financiere Mendel, Additional Term Facility 2 (EUR), 1st Lien
5.019%, Euribor + 3.000%, 11/08/30(B)	1,000	1,185
Financiere Verdi I Sas, Deautche Bank
8.223%, 03/10/28(B)	1,000	1,328
Nidda Healthcare Holding GmbH, Facility B (EUR), 1st Lien
5.540%, Euribor + 3.500%, 12/09/32	1,500	1,773
Pharmanovia Bidco, 1st Lien
6.319%, 06/20/31(B)	500	311
Total Pharmaceuticals		8,134
Printing, Publishing and Broadcasting [0.4%]
Digital Media Solutions 4/21 TLB, 1st Lien
3.6E-06%, 05/26/28	686	—
Digital Media Solutions 9/24 B Roll-Up TL,
0.000%, 11/04/31(F)	62	—
Digital Media Solutions Dms 2/25 Exit,
4.716%, 03/26/32(B)	293	293
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 02/06/31(B)	994	990

Description	Face Amount (000)(1)	Value (000)
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
9.012%, CME Term SOFR + 5.000%, 04/11/29(B)	$460	$454
Neptune BidCo US Inc., Term A Loan, 1st Lien
8.762%, CME Term SOFR + 4.750%, 10/11/28(B)	571	563
Neptune BidCo US Inc., Term Loan, 2nd Lien
13.762%, CME Term SOFR + 9.750%, 10/11/29(B)	307	306
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
8.932%, CME Term SOFR + 5.000%, 02/15/29(B)	885	822
Wasserman Media Group, LLC, Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 06/23/32(B)	329	330
X Corp., Tranche B-1 Loan, 1st Lien
10.448%, CME Term SOFR + 6.500%, 10/26/29(B)	1,113	1,093
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, FIXED + 9.500%, 10/26/29(B)	1,070	1,065
Total Printing, Publishing and Broadcasting		5,916
Publishing and Media-other [0.1%]
Dorna Sports, S.L., Facility B, 1st Lien
4.874%, Euribor + 2.750%, 08/18/32	1,000	1,181
Real Estate Services [0.0%]
Ggp (Brookfield Residential Property) 5/25, Tlb 1st Lien
7.216%, 01/31/31(B)	433	435
Retail (non-food/drug) [0.4%]
Bellis Acquisition Company PLC, Facility B (EUR), 1st Lien
6.079%, Euribor + 4.000%, 05/14/31	1,000	1,062
EG Group Limited, New Facility B3 (EUR), 1st Lien
5.937%, Euribor + 3.875%, 02/07/28(B)	1,396	1,647

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Peer Holding III B.V., Facility B7B, 1st Lien
4.769%, Euribor + 2.750%, 11/26/31	$2,000	$2,362
THG Operations TL, 1st Lien
7.172%, 02/28/30(B)	800	894
Total Retail (non-food/drug)		5,965
Retail Stores [0.3%]
Belfor Holdings Inc., Tranche B-5 Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 11/01/30(B)	972	975
Boots Group Bidco 7/25 (USD) TLB, 1st Lien
7.206%, 01/09/32(B)	415	417
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 03/27/31(B)	489	490
Peer Holding III B.V., Facility B5B, 1st Lien
6.172%, CME Term SOFR + 2.500%, 07/01/31(B)	906	909
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.206%, CME Term SOFR + 2.500%, 12/16/32	318	319
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
0.000%, UNFND + 0.000%, 12/16/32(F)	47	48
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
6.331%, CME Term SOFR + 2.500%, 10/20/28(B)	407	401
West Marine 9/24 TLc,
10.939%, 09/05/29(B)	25	17
WH Borrower, LLC, Initial Term Loan, 1st Lien
8.389%, CME Term SOFR + 4.500%, 02/20/32(B)	1,333	1,339
Total Retail Stores		4,915
Services [1.7%]
AI Silk Midco Limited, Facility B, 1st Lien
7.089%, Euribor + 5.000%, 03/04/31(B)	500	569

Description	Face Amount (000)(1)	Value (000)
American Public Education/Apei 3/21 TLB, 1st Lien
9.331%, 01/31/29(B)	$739	$729
Assytec, 1st Lien
7.123%, 12/31/28(B)	1,000	845
Boels Top Bv TL, 1st Lien
4.685%, 08/17/29(B)	1,500	1,775
DIOT-Siaci BidCo, Facility B, 1st Lien
5.519%, Euribor + 3.500%, 07/26/32(B)	1,000	1,187
Emerald 2 Limited, Initial Term B-2 Loan, 1st Lien
5.769%, EURIBOR + 3.750%, 01/12/32(B)	1,000	1,184
Greenwich BidCo Limited, Facility B, 1st Lien
6.316%, Euribor + 4.250%, 07/30/32(B)	1,000	1,189
Inspired Finco Holdings Limited, Facility B6(A), 1st Lien
5.151%, Euribor + 3.250%, 02/28/31(B)	1,000	1,181
Kronosnet 9/22 Cov, Bnp Paribas Sa
7.849%, 12/20/27(B)	1,000	803
Nielsen Consumer TL, 1st Lien
4.651%, 10/04/30(B)	884	1,044
Phm Grp Hld TL, 1st Lien
5.517%, Euribor + 3.500%, 02/20/32(B)	1,000	1,178
Radar Bidco SARL, Facility B3 (EUR), 1st Lien
5.520%, Euribor + 3.500%, 04/04/31(B)	1,000	1,188
Ramudden Global (Group) GmbH, Facility B4, 1st Lien
5.394%, Euribor + 3.500%, 12/10/29(B)	1,000	1,181
Ren10 Holding AB, 2024 Facility B2, 1st Lien
5.779%, Euribor + 3.750%, 07/31/30(B)	1,000	1,186
Sector Alarm TL, 1st Lien
0.000%, 03/07/31(F)	1,000	1,175
Shilton Bidco Ltd TL, 1st Lien
5.769%, 10/30/31(B)	1,000	1,158
Sitel Group, Bnp Paribas-Prin
5.680%, 07/28/28(B)	1,000	400
Techem Verwaltungsgesellschaft 675 mbH, Facility B6, 1st Lien
5.255%, Euribor + 3.250%, 07/15/32	1,000	1,183

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Tic Bidco TL, 1st Lien
5.241%, 12/09/32	$1,000	$1,185
Tsg Solutionsl TL, 1st Lien
5.316%, 02/27/32	1,000	1,184
University Support Services LLC, 2021 Term Loan
6.466%, 07/15/29	500	482
Verisure Holding AB (publ), New Facility B, 1st Lien
4.300%, EURIBOR + 2.250%, 11/03/32	1,500	1,772
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
7.171%, Euribor + 5.250%, 11/03/29(B)	1,000	1,138
Vita BidCo SARL, Facility B1, 1st Lien
5.819%, Euribor + 3.750%, 09/11/31(B)	1,000	1,186
Wsh Investments TL, 1st Lien
8.261%, 04/28/32	778	1,052
Total Services		27,154
Software and Service [0.4%]
Bending Spoons 12/25 Incremental TL, 1st Lien
0.000%, 02/28/30(F)	390	377
Mercury Data Ctr Bidco TL Bankdebt 9.4083 20290905, 1st Lien
0.000%, 12/04/31(F)	5,996	5,970
Perforce Software 3/24 Incremental TL, 1st Lien
8.466%, 02/15/29(B)	497	417
Prometric 6/25 Cov-Lite TLB, 1st Lien
7.466%, 07/30/32(B)	329	331
Total Software and Service		7,095
Technology [0.1%]
Pitney Bowes Inc., Tranche B Term Loan
7.422%, 03/12/29(B)	1,181	1,172
UST Global Inc., Initial Term Loan
6.734%, 10/20/28(B)	496	498
Virtusa Corporation, Term B-2 Loan
6.966%, 03/15/30(B)	618	618
Total Technology		2,288

Description	Face Amount (000)(1)	Value (000)
Technology, Electronics, Software & IT [0.3%]
Cep V Invt 23 Sa Rl, 1st Lien
6.129%, 03/16/29(B)	$1,000	$1,187
Dedalus Finance GmbH, Extended Senior Facility B2, 1st Lien
5.783%, Euribor + 3.750%, 05/04/30(B)	1,000	1,185
IGT Holding IV AB, B4 Incremental Facility, 1st Lien
5.269%, Euribor + 3.250%, 08/29/31(B)	1,000	1,183
MKS Instruments, Inc., 2025-1 Euro Term B Loan, 1st Lien
4.401%, Euribor + 2.500%, 08/17/29(B)	722	857
Precise Bidco B.V., Facility B6, 1st Lien
5.100%, Euribor + 3.000%, 11/15/30	1,000	1,181
Total Technology, Electronics, Software & IT		5,593
Telecommunications [1.1%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.331%, CME Term SOFR + 5.500%, 09/01/27(B)	1,080	1,077
Centurylink, Inc., Term B Loan
5.04E-05%, CME Term SOFR + 2.250%, 01/22/27(B)	221	216
Centurylink/Lumen 3/24 Cov-Lite TLa, 1st Lien
9.716%, 01/25/31(B)	1,256	1,261
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.216%, CME Term SOFR + 4.500%, 09/27/29(B)	985	982
Coral-US Co-Borrower LLC, Term B-7 Loan, 1st Lien
7.155%, CME Term SOFR + 3.250%, 01/31/32(B)	695	681
Creation Technologies Inc., Initial Term Loan, 1st Lien
9.696%, CME Term SOFR + 5.500%, 10/05/28(B)	1,376	1,373
Eircom Finco TL, 1st Lien
4.665%, 08/07/26	1,500	1,768
Frontier Communications Holdings, LLC, Initial Term Loan, 1st Lien
6.236%, CME Term SOFR + 2.500%, 07/01/31(B)	792	791

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Lorca Telecom Bidco, S.A. , Facility B5, 1st Lien
4.634%, Euribor + 2.500%, 03/25/31(B)	$1,500	$1,766
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.181%, CME Term SOFR + 2.350%, 04/16/29(B)	963	957
Lumen Technologies Inc., Term B-2 Loan
6.181%, 04/16/29	249	248
Odido Holding B.V., Facility B2, 1st Lien
4.919%, Euribor + 2.900%, 03/30/29(B)	1,000	1,185
Telenet Finance TL, 1st Lien
4.935%, 03/30/29	1,000	1,180
ViaSat, Inc., Initial Term Loan, 1st Lien
8.348%, CME Term SOFR + 4.500%, 05/30/30	420	418
Virgin Media Bl, The Bank Of Nova Scotia
5.435%, EURIBOR + 3.500%, 07/07/31(B)	1,000	1,164
Zacapa S.a r.l., Seventh Amendment Incremental Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 03/22/29(B)	1,981	1,981
Zayo Group TL, 1st Lien
5.151%, 10/10/31	635	723
Total Telecommunications		17,771
Transportation, Airlines & Distribution [0.3%]
Boluda Towage, S.L.U., Facility B3, 1st Lien
5.384%, Euribor + 3.500%, 01/31/30(B)	1,000	1,185
Edge Finco PLC, Additional Facility B1, 1st Lien
5.547%, Euribor + 3.500%, 08/22/31(B)	1,000	1,183
Europort Fin TL, 1st Lien
6.299%, 10/09/30	980	1,163
Optimus Bidco TL, 1st Lien
7.019%, 05/30/30(B)	1,000	1,025
Total Transportation, Airlines & Distribution		4,556

Description	Face Amount (000)(1)	Value (000)
Utilities [0.4%]
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 09/30/31(B)	$533	$535
Bayonne Energy Center, LLC, Term B Advance, 1st Lien
6.672%, CME Term SOFR + 3.000%, 10/01/32	414	416
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
8.966%, CME Term SOFR + 5.250%, 04/03/28(B)	600	603
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
7.716%, CME Term SOFR + 4.000%, 06/04/29(B)	1,270	1,260
Invenergy Thermal Operating I LLC, Term B Loan, 1st Lien
6.410%, SOFR + 2.750%, 05/17/32	99	99
Invenergy Thermal Operating I LLC, Term C Loan, 1st Lien
6.410%, SOFR + 2.750%, 05/17/32	6	6
Mrp Buyer/Middle River Power 5/25 Delayed TL, 1st Lien
6.922%, 05/24/32(B)	85	84
Mrp Buyer/Middle River Power 5/25 TL, 1st Lien
6.922%, 05/08/32(B)	668	662
Ohio Power Partners, LLC, Term Facility, 1st Lien
6.466%, CME Term SOFR + 2.750%, 11/12/32	324	323
Potomac Energy Center, LLC, Initial Term Loan, 1st Lien
6.840%, CME Term SOFR + 3.000%, 08/05/32(B)	712	718
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.353%, CME Term SOFR + 2.500%, 12/13/31(B)	287	288
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
6.353%, CME Term SOFR + 2.500%, 05/17/30(B)	382	384

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)/ Shares		Value (000)
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
5.466%, CME Term SOFR + 1.750%, 12/20/30(B)		$451	$453
Total Utilities			5,831
Total Loan Participations
(Cost $269,881)			266,527
Non-Listed Business Development Companies [5.6%]
Financials [5.6%]
Golub Capital BDC 4 (I)		5,000,000	75,000
TCW Direct Lending LLC (I)		17,801,964	16,614
Total Financials			91,614
Total Non-Listed Business Development Companies
(Cost $92,458)			91,614
Convertible Bonds [1.4%]
Batteries/Battery Sys [0.1%]
L&F
2.500%, 04/26/30		1,200	940
Broadcasting & Cable [0.1%]
Cable One
1.125%, 03/15/28		2,500	2,035
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,428
Winnebago Industries
3.250%, 01/15/30		660	619
Total Building & Construction			2,047
Chemicals [0.4%]
Sasol Financing USA
4.500%, 11/08/27		6,400	6,155
Coal Mining [0.0%]
New World Resources
4.000% Cash/8.000% PIK, 10/07/20(C)	EUR	380	—
E-Commerce/Products [0.0%]
Alibaba Group Holding
0.500%, 06/01/31		315	489

Description	Face Amount (000)(1)		Value (000)
E-Commerce/Services [0.1%]
MakeMyTrip
0.000%, 07/01/30(A) (E)		$1,100	$1,077
Entertainment & Gaming [0.2%]
Wynn Macau
4.500%, 03/07/29(A)		3,875	3,956
Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		943	1,200
Insurance [0.0%]
China Pacific Insurance Group
0.000%, 09/18/30(E)	HKD	5,000	686
Internet Content-Entmnt [0.1%]
iQIYI
4.625%, 03/15/30		800	779
Investment Bank/Broker-Dealer [0.1%]
Goldman Sachs Finance International, MTN
0.000%, 04/04/28(E)		1,200	1,696
Real Estate Oper/Develop [0.0%]
Kaisa Group Holdings
0.000%, 12/31/25(A) (E)		52	—
0.000%, 12/31/26(A) (E)		70	1
0.000%, 12/31/27(A) (E)		87	—
0.000%, 12/31/28(A) (E)		140	—
0.000%, 12/31/29(A) (E)		140	1
0.000%, 12/31/30(A) (E)		174	—
0.000%, 12/31/31(A) (E)		174	—
0.000%, 12/31/32(A) (E)		329	1
Total Real Estate Oper/Develop			3
Semi-Conductors [0.1%]
Hon Hai Precision Industry
0.000%, 10/24/29(E)		1,200	1,248
Total Convertible Bonds
Cost ($21,898)			22,311
Limited Partnership [1.2%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	7,908

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)/ Shares		Value (000)
Oberland Capital Healthcare Solutions LP(I)		N/A	11,408
Total Limited Partnership
(Cost $23,152)			$19,316
Sovereign Debt [0.8%]
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	1,012	830
Argentine Republic Government International Bond
1.000%, 07/09/29		5,568	4,956
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	4,395
National Bank of Uzbekistan
7.200%, 07/17/30		1,710	1,766
Sri Lanka Government International Bond
4.000%, 04/15/28(A)		99	95
3.600%, 08/15/27(A) (G)		187	171
3.600%, 11/15/27(A) (G)		94	85
3.600%, 12/15/27(A) (G)		135	102
3.350%, 09/15/27(A) (G)		200	172
3.100%, 07/15/27(A) (G)		102	97
Total Sovereign Debt
Cost ($11,930)			12,669
Note [0.6%]
City National Rochdale FIOF Investments (Ireland) Limited		48,490,628	9,756
Total Note
(Cost $185,369)			9,756
Common Stock [0.3%]
Broadcasting & Cable [0.1%]
Digicel Holdings (D)		107,067	1,847
Digital Media Solutions		2,606	91
Total Broadcasting & Cable			1,938
Communication Services [0.0%]
Altice France *		1,161	20
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—
Financial Services [0.1%]
A'ayan Leasing & Investment KSCP		976,932	504

Description	Shares		Value (000)
Financials [0.0%]
BCD Acquisition		1,000,000	$—
Copper Property CTL Pass Through Trust (D)		3,788	43
Total Financials			43
Media Entertainment [0.0%]
Audacy Inc		5,095	88
Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *		3,039,550	150
Summit Midstream *		11,456	306
Total Oil, Gas & Consumable Fuels			456
Other [0.0%]
ESC GCBREGS Corp		4,750,000	—
Latina Offshore		65	—
Total Other			—
Packaging [0.0%]
Ardagh Group *		54,611	481
Retail (non-food/drug) [0.0%]
Novartex (D)		180,000	13
Vivarte (D)		6,000	1
Total Retail (non-food/drug)			14
Retailers [0.0%]
Rising Tide Holdings Inc		1,887	—
Technology [0.0%]
Lumileds *		4,241	1
Utilities [0.1%]
Longview Power LLC		49,272	1,922
Total Common Stock
(Cost $4,005)			5,467

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Number of Warrants/ Shares	Value (000)
Warrants [0.0%]
Altisource
Expires 07/22/27* (H)	553	$4
Audacy Inc,
Expires 09/30/28* (H)	7,205	—
Total Warrants
(Cost $–)		4
Short-Term Investment [2.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.640%	36,055,015	36,055
Total Short-Term Investment
(Cost $36,055)		36,055
Total Investments [99.2%]
(Cost $1,883,392)		$1,630,017

Percentages are based on net assets of $1,643,662 (000).

*	Non-income producing security.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $721,983 (000), representing 43.9% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Zero coupon security.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Strike Price is unavailable.
(I)	Unfunded Commitments as of December 31, 2025:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$75,000,000	$—	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	7,907,895	9,837,500	None	None
Oberland Capital Healthcare Solutions LP	11,407,819	11,573,997	None	None
TCW Direct Lending LLC	16,614,039	7,685,394	None	None
Total	$110,929,753	$29,096,891

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

UNFND — Unfunded

USD — United States Dollar

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Schedule of Investments

December 31, 2025 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
FBNA	01/26/26	USD	699	EUR	600	$7
U.S. Bank	01/26/26	USD	34,153	EUR	29,200	203
U.S. Bank	01/26/26	USD	118	EUR	100	—
U.S. Bank	01/26/26	EUR	214,535	USD	251,648	(770)
U.S. Bank	01/30/26	GBP	3,670	USD	4,812	(134)
U.S. Bank	01/30/26	USD	3,980	EUR	3,400	21
U.S. Bank	01/30/26	USD	2,596	EUR	2,200	(7)
U.S. Bank	01/30/26	EUR	108,175	USD	125,089	(2,213)
						$(2,893)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation(000)
Long Contracts
U.S. 10-Year Treasury Note	131	Mar-2026	$14,842	$14,730	$(112)

CNR-QH-002-320

CITY NATIONAL ROCHDALE FUNDS | PAGE 43